EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.04%
	Aaset Trust(b)
	Series 2021-1A Class A
$ 576,965	2.95%, 11/16/2041	$ 523,077
	Series 2021-2A Class A
805,237	2.80%, 01/15/2047	704,961
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
850,000	6.82%, 09/15/2028	862,666
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	658,297
1,325,000	Aimco Ltd(b)(c) Series 2020-12A Class AR 6.49%, 01/17/2032 3-mo. SOFR + 1.17%	1,325,124
	American Credit Acceptance Receivables Trust(b)
	Series 2020-4 Class D
66,770	1.77%, 12/14/2026	66,661
	Series 2021-3 Class D
730,000	1.34%, 11/15/2027	711,063
	Series 2021-4A Class D
1,240,000	1.82%, 02/14/2028	1,207,377
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	388,849
	Series 2022-4 Class C
245,000	7.86%, 02/15/2029	247,335
	Series 2023-3 Class C
1,170,000	6.44%, 10/12/2029	1,180,604
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	918,272
	AmeriCredit Automobile Receivables Trust
	Series 2019-3 Class D
4,067	2.58%, 09/18/2025	4,061
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	19,765
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	341,792
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	114,850
	Series 2023-2 Class C
1,500,000	6.00%, 07/18/2029	1,523,669
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 7.18%, 10/22/2034 3-mo. SOFR + 1.86%	3,399,973
1,635,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,690,281
	Aqua Finance Trust(b)
	Series 2019-A Class C
307,796	4.01%, 07/16/2040	279,170
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	173,246
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 7.23%, 01/25/2034 3-mo. SOFR + 1.91%	$ 3,850,035
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,727,837
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	872,992
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	106,372
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	96,349
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	406,742
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	287,660
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	152,586
	BHG Securitization Trust(b)
	Series 2022-A Class B
1,585,000	2.70%, 02/20/2035	1,479,641
	Series 2023-B Class B
780,000	7.45%, 12/17/2036	801,639
	Series 2024-1CON Class B
385,000	6.49%, 04/17/2035	385,028
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	105,013
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 7.28%, 11/20/2034 3-mo. SOFR + 1.96%	2,902,885
2,035,000	Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class D 7.84%, 08/15/2029	2,139,311
54,610	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	50,646
425,012	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	384,687
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 7.08%, 04/15/2034 3-mo. SOFR + 1.76%	2,000,044
	CarMax Auto Owner Trust
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	14,969
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	4,946
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,774,846
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	477,338

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1 Class D
$ 300,000	2.47%, 07/17/2028	$ 280,292
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	308,611
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	100,160
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
110,420	1.02%, 06/12/2028	103,499
	Series 2021-N4 Class C
65,094	1.72%, 09/11/2028	61,678
	Series 2021-N4 Class D
486,705	2.30%, 09/11/2028	471,162
	Series 2021-P3 Class C
765,000	1.93%, 10/12/2027	689,886
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	293,414
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,451,887
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	206,266
641,918	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	494,277
282,378	Castlelake Aircraft Structured Trust(b) Series 2019-1A Class A 3.97%, 04/15/2039	254,171
1,246,804	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	1,250,963
444,948	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	394,682
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
366,173	2.92%, 07/25/2051	326,623
	Series 2023-B Class C
340,000	7.58%, 06/25/2054	345,594
30,484	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	26,919
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.60%, 05/15/2052(d)	553,025
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	128,010
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	259,654
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	184,027
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	395,024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-3A Class C
$ 250,000	1.63%, 09/16/2030	$ 243,196
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,337,233
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	326,559
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
186,120	4.12%, 07/25/2047	178,150
	Series 2018-1A Class A2II
379,000	4.33%, 07/25/2048	365,331
	Drive Auto Receivables Trust
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	484,430
	Series 2021-2 Class D
1,800,000	1.39%, 03/15/2029	1,723,131
	DT Auto Owner Trust(b)
	Series 2019-4A Class D
149	2.85%, 07/15/2025	149
	Series 2021-1A Class D
970,000	1.16%, 11/16/2026	934,948
	Series 2021-2A Class D
2,750,000	1.50%, 02/16/2027	2,640,202
	Series 2021-3A Class D
1,515,000	1.31%, 05/17/2027	1,425,663
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	741,153
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,419,989
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	2,000,044
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	865,319
46,143	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	42,514
69,562	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	57,293
654,000	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	648,245
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
3,326	2.58%, 09/15/2025(b)	3,307
	Series 2021-1A Class D
374,846	1.08%, 11/16/2026	365,544
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,495,198
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	195,252
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	331,937
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	684,017

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-3A Class D
$ 340,000	6.68%, 04/16/2029	$ 345,197
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,370,974
	First Investors Auto Owner Trust(b)
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	400,349
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	382,488
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	440,695
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	960,467
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	484,368
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	323,488
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	202,012
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	601,615
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
38,812	2.86%, 12/15/2025	38,481
	Series 2019-4 Class D
7,116	3.12%, 01/15/2026	7,029
	Series 2020-1 Class D
12,902	2.48%, 03/16/2026	12,670
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	180,178
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	238,703
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	283,902
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	434,441
498,750	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	529,445
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	460,797
255,000	Foundation Finance Trust(b) Series 2023-2A Class B 6.97%, 06/15/2049	260,885
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	522,124
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	340,481
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Freedom Financial Trust(b)
	Series 2021-2 Class C
$ 20,907	1.94%, 06/19/2028	$ 20,792
	Series 2021-3FP Class D
458,352	2.37%, 11/20/2028	448,621
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	394,383
3,315,000	Frontier Issuer LLC(b) Series 2023-1 Class A2 6.60%, 08/20/2053	3,348,035
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
138	2.72%, 11/17/2025	138
	Series 2021-1A Class D
1,159,790	1.68%, 01/15/2027	1,129,514
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	520,677
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	744,045
	Series 2021-4A Class D
1,790,000	2.48%, 10/15/2027	1,693,215
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	524,439
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	616,159
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	399,040
50,000	GLS Auto Select Receivables Trust(b) Series 2024-1A Class D 6.43%, 01/15/2031	50,657
278	GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3 0.38%, 08/18/2025	277
	Hardee's Funding LLC(b)
	Series 2021-1A Class A2
291,750	2.87%, 06/20/2051	247,842
	Series 2024-1A Class A2
320,000	7.25%, 03/20/2054	324,720
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,654,278
	Series 2023-1A Class D2
420,000	9.13%, 06/25/2027	426,183
	Hertz Vehicle Financing LLC(b)
	Series 2022-2A Class D
1,355,000	5.16%, 06/26/2028	1,244,090
	Series 2022-4A Class D
900,000	6.56%, 09/25/2026	881,550
183,000	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	183,644

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Home Partners of America Trust(b)
	Series 2021-1 Class E
$ 85,108	2.58%, 09/17/2041	$ 67,964
	Series 2021-2 Class E1
1,269,100	2.85%, 12/17/2026	1,138,511
	Series 2021-2 Class E2
610,514	2.95%, 12/17/2026	545,781
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	403,347
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	259,484
6,800,000	HPS Loan Management Ltd(b)(c) Series 15A-19 Class A1R 6.64%, 01/22/2035 3-mo. SOFR + 1.32%	6,797,083
485,000	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	465,607
1,375,079	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,258,445
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
16,124	1.17%, 09/25/2028	15,954
	Series 2021-3 Class D
53,943	1.01%, 02/26/2029	52,305
2,250,000	KKR Ltd(b)(c) Series 31A Class B 7.08%, 04/20/2034 3-mo. SOFR + 1.76%	2,250,223
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	261,051
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	145,755
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	99,578
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	99,550
254,749	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	230,328
881,326	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	781,648
941,754	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	838,453
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2 7.28%, 04/15/2034 3-mo. SOFR + 1.96%	2,201,184
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Marlette Funding Trust(b)
	Series 2021-2A Class C
$ 72,480	1.50%, 09/15/2031	$ 71,701
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	299,285
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
1,940,000	7.21%, 05/20/2036	1,945,023
	Series 2023-1A Class D
525,000	8.20%, 05/20/2036	523,765
32,624	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	29,362
160,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	160,128
840,000	Mission Lane Credit Card Master Trust(b) Series 2023-B Class A 7.69%, 11/15/2028	852,199
237,839	Mosaic Solar Loans LLC(b) Series 2024-1 Class B 6.25%, 09/20/2049	235,020
	MVW Owner Trust(b)
	Series 2019-1A Class C
16,002	3.33%, 11/20/2036	15,378
	Series 2021-1WA Class C
384,986	1.94%, 01/22/2041	355,500
	Series 2021-2A Class C
737,993	2.23%, 05/20/2039	677,934
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
38,201	1.31%, 01/15/2069	35,259
	Series 2021-A Class A
273,837	0.84%, 05/15/2069	240,110
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	537,951
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	154,586
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	326,911
560,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	584,871
1,375,729	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,227,602
	Nelnet Student Loan Trust(b)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	154,958
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	79,255
2,100,000	Octagon Investment Partners Ltd(b)(c) Series 2019-4A Class A1R 6.71%, 05/12/2031 3-mo. SOFR + 1.41%	2,101,142

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
$ 62,591	3.57%, 03/14/2033	$ 62,294
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	197,216
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	294,649
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	732,507
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
567,000	4.67%, 09/05/2048	554,585
	Series 2019-1A Class A2
564,925	3.86%, 12/05/2049	511,795
	Series 2022-1A Class A2I
49,000	3.25%, 12/05/2051	45,744
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	324,656
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,271,364
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	205,930
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	426,897
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	151,231
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	128,082
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	91,211
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	91,098
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	208,362
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	90,218
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	271,066
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	139,919
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	310,966
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR7 Class E2
$ 100,000	2.64%, 08/17/2040	$ 83,196
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	143,054
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	99,570
	Series 2023-SFR2 Class B
130,000	4.50%, 10/17/2028	124,008
100,000	Republic Finance Issuance Trust(b) Series 2021-A Class C 3.53%, 12/22/2031	91,717
73,025	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	71,976
	Santander Drive Auto Receivables Trust
	Series 2020-3 Class D
2,013	1.64%, 11/16/2026	1,987
	Series 2020-4 Class D
21,527	1.48%, 01/15/2027	21,150
	Series 2021-3 Class D
90,000	1.33%, 09/15/2027	86,705
	Series 2021-4A Class D
2,325,000	1.67%, 10/15/2027	2,209,563
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,086,798
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,553,520
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,409,741
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	813,460
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	100,100
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	100,105
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	94,055
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	333,108
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	631,239
900,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	909,211
236,594	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	218,262

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
$ 55,633	3.12%, 05/20/2036	$ 54,974
	Series 2019-3A Class C
37,125	3.00%, 08/20/2036	36,509
	Series 2021-1A Class C
29,674	1.79%, 11/20/2037	28,068
	Series 2023-2A Class C
159,383	7.30%, 04/20/2040	161,890
	Series 2023-3A Class C
508,949	7.12%, 09/20/2040	513,607
990,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.74%, 04/17/2034 1-mo. SOFR + 1.42%	989,955
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
483,219	2.23%, 09/15/2037	453,321
	Series 2021-A Class A2A2
386,699	6.17%, 01/15/2053(c) 1-mo. SOFR + 0.84%	382,979
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	282,919
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	264,519
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	564,095
	Series 2024-A Class B
339,000	5.88%, 03/15/2056	338,958
	Series 2024-A Class C
533,000	6.22%, 03/15/2056	536,519
130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	121,940
1,213,688	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	1,052,002
1,502,816	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,469,555
308,867	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	272,535
329,450	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	286,016
775,000	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 05/22/2034	774,768
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,208
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-SFR2 Class E1
$ 100,000	2.73%, 11/17/2039	$ 88,684
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	182,835
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	487,566
2,250,000	Venture Ltd(b)(c) Series 2021-42A Class B 7.13%, 04/15/2034 3-mo. SOFR + 1.81%	2,231,707
860,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 6.68%, 04/15/2032 3-mo. SOFR + 1.36%	860,292
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	100,286
	Series 2024-A Class D
100,000	7.29%, 07/15/2030	100,360
1,384,041	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	1,221,416
79,682	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	75,190
	Westlake Automobile Receivables Trust(b)
	Series 2021-3A Class D
600,000	2.12%, 01/15/2027	573,878
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,648,523
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	407,246
	Series 2023-3A Class B
920,000	5.92%, 09/15/2028	924,867
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	553,311
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,360,171
173,525	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	159,213
809,365	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	695,738
2,125,035	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	2,226,420

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,200,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	$ 1,200,779
TOTAL ASSET-BACKED SECURITIES — 9.04% (Cost $163,381,997)		$159,634,700
BANK LOANS
1,331,662	1011778 BC Unlimited Liability Co(c) 7.58%, 1-mo. SOFR + 2.25%	1,329,998
777,000	Boost Newco Borrower LLC(c) 8.31%, 01/31/2031 3-mo. SOFR + 3.01%	778,214
	Carnival Corp(c)
522,490	8.32%,08/09/2027 1-mo. SOFR + 2.99%	522,653
1,686,659	8.69%,10/18/2028 1-mo. SOFR + 3.37%	1,686,659
675,000	Foundation Building Materials Inc(c) 9.31%, 01/29/2031 3-mo. SOFR + 4.01%	677,250
1,050,000	Hilton Grand Vacations Borrower Escrow LLC(c) 8.08%, 01/17/2031 1-mo. SOFR + 2.75%	1,051,640
668,325	Hub International Ltd(c) 8.57%, 06/20/2030 3-mo. SOFR + 3.28%	668,205
920,000	SBA Communications(c) 7.33%, 01/27/2031 1-mo. SOFR + 2.00%	920,752
100,000	Scientific Games International Inc(c) 8.08%, 04/14/2029 1-mo. SOFR + 2.75%	100,078
1,477,168	Star Parent Inc(c) 9.31%, 09/27/2030 3-mo. SOFR + 4.01%	1,467,013
875,000	Summit Materials LLC(c) 7.83%, 01/12/2029 1-mo. SOFR + 2.53%	878,906
	TransDigm Inc(c)
330,170	8.08%,08/24/2028 1-mo. SOFR + 2.75%	331,160
194,512	8.60%,02/14/2031 3-mo. SOFR + 3.30%	195,384
1,220,000	Truist Insurance Holdings LLC(c) 8.58%, 03/24/2031 1-mo. SOFR + 3.25%	1,216,950
1,048,957	Uber Technologies Inc(c) 8.08%, 03/03/2030 3-mo. SOFR + 2.78%	1,053,036
TOTAL BANK LOANS — 0.73% (Cost $12,818,785)		$12,877,898
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 2.47%
	Anglo American Capital PLC(b)
$ 2,415,000	2.63%, 09/10/2030	$ 2,055,841
425,000	2.88%, 03/17/2031	361,614
1,920,000	5.50%, 05/02/2033(f)	1,909,044
2,920,000	ArcelorMittal SA 6.80%, 11/29/2032	3,122,730
855,000	Ashland Inc(b) 3.38%, 09/01/2031	723,410
780,000	ATI Inc 5.88%, 12/01/2027	768,025
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	352,549
705,000	8.50%, 01/12/2031	731,076
415,000	5.88%, 01/31/2050(f)	320,182
	Celanese US Holdings LLC
110,000	6.33%, 07/15/2029	114,065
700,000	6.55%, 11/15/2030	736,273
490,000	6.38%, 07/15/2032	508,333
2,780,000	6.70%, 11/15/2033(f)	2,964,108
	First Quantum Minerals Ltd(b)
1,790,000	6.88%, 10/15/2027	1,716,189
2,895,000	9.38%, 03/01/2029	2,998,974
1,070,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	956,008
	Glencore Funding LLC(b)
10,000	3.88%, 10/27/2027	9,539
2,640,000	6.13%, 10/06/2028	2,728,096
35,000	4.88%, 03/12/2029	34,443
3,030,000	2.50%, 09/01/2030	2,572,157
3,150,000	6.38%, 10/06/2030	3,324,185
2,010,000	2.85%, 04/27/2031	1,717,457
300,000	2.63%, 09/23/2031	250,039
3,075,000	5.70%, 05/08/2033	3,124,766
7,270,000	6.50%, 10/06/2033	7,776,317
635,000	Novelis Corp 4.75%, 01/30/2030	585,865
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,131,502
		43,592,787
Communications — 4.62%
515,000	Block Communications Inc(b) 4.88%, 03/01/2028	460,073
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	2,954
505,000	4.50%, 08/15/2030(b)	423,214
1,605,000	4.25%, 02/01/2031(b)	1,310,723
140,000	4.75%, 02/01/2032(b)	114,257
290,000	4.50%, 05/01/2032	233,042
2,890,000	4.25%, 01/15/2034(b)	2,181,528
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	643,207

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 150,000	2.30%, 02/01/2032	$ 115,726
190,000	4.40%, 04/01/2033	168,381
10,000	5.13%, 07/01/2049	7,749
4,130,000	4.80%, 03/01/2050	3,057,074
1,315,000	4.40%, 12/01/2061	858,667
2,235,000	3.95%, 06/30/2062	1,348,408
1,770,000	CommScope Inc(b) 4.75%, 09/01/2029	1,274,400
1,445,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	558,117
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	105,875
600,000	4.13%, 12/01/2030	429,030
10,375,000	4.63%, 12/01/2030	5,268,572
2,660,000	3.38%, 02/15/2031	1,807,984
400,000	4.50%, 11/15/2031	283,187
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(b)	4,539,411
5,875,000	5.75%, 12/01/2028(b)	4,037,623
4,090,000	5.13%, 06/01/2029	1,705,892
5,675,000	Expedia Group Inc 3.25%, 02/15/2030	5,108,510
1,680,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	1,515,191
	iHeartCommunications Inc(b)
1,580,000	5.25%, 08/15/2027	1,149,917
460,000	4.75%, 01/15/2028	323,106
	Lamar Media Corp
170,000	3.75%, 02/15/2028	158,821
650,000	4.00%, 02/15/2030	590,752
2,405,000	Motorola Solutions Inc 5.40%, 04/15/2034	2,400,248
	Netflix Inc
1,030,000	6.38%, 05/15/2029	1,097,003
2,490,000	5.38%, 11/15/2029(b)	2,541,014
3,510,000	4.88%, 06/15/2030(b)	3,485,444
240,000	Outfront Media Capital LLC / Outfront Media Capital Corp(b)(f) 7.38%, 02/15/2031	251,382
1,265,000	SoftBank Group Corp 4.63%, 07/06/2028	1,170,117
1,630,000	Sprint Capital Corp 8.75%, 03/15/2032	1,976,460
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,127,960
7,215,000	4.50%, 09/15/2042	5,337,704
	T-Mobile USA Inc
2,155,000	3.38%, 04/15/2029	1,993,010
2,245,000	3.88%, 04/15/2030	2,103,077
4,735,000	3.50%, 04/15/2031	4,276,070
810,000	2.70%, 03/15/2032	681,159
1,105,000	5.75%, 01/15/2034	1,150,722
	Uber Technologies Inc(b)
250,000	8.00%, 11/01/2026	253,009
445,000	7.50%, 09/15/2027	455,684
2,115,000	6.25%, 01/15/2028	2,123,650
8,505,000	4.50%, 08/15/2029	8,069,695
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,485,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	$ 1,256,544
		81,531,343
Consumer, Cyclical — 2.35%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025	4,988
1,675,000	4.00%, 10/15/2030	1,492,428
880,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	767,819
	American Airlines Pass Through Trust
	Series 2017-2 Class B
2,219	3.70%, 10/15/2025	2,153
	Series 2016-3 Class B
14,091	3.75%, 10/15/2025	13,586
	Series 2019-1 Class B
15,467	3.85%, 02/15/2028	14,268
	Series 2016-3 Class A
127,840	3.25%, 10/15/2028	115,418
	Series 2017-2 Class A
3,512	3.60%, 10/15/2029	3,179
650,000	Asbury Automotive Group Inc(b)(f) 4.63%, 11/15/2029	599,836
40,000	AutoNation Inc 4.75%, 06/01/2030	38,407
2,939	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,710
	Carnival Corp(b)
1,260,000	5.75%, 03/01/2027	1,247,067
220,000	4.00%, 08/01/2028	204,929
1,050,000	6.00%, 05/01/2029	1,036,045
335,000	7.00%, 08/15/2029	349,400
1,350,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	1,367,724
	General Motors Financial Co Inc
2,710,000	6.00%, 01/09/2028	2,778,143
220,000	3.10%, 01/12/2032	186,340
475,000	6.40%, 01/09/2033(f)	497,767
610,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	534,191
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	773,108
110,000	3.63%, 02/15/2032	94,710
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029(f)	466,301
535,000	4.88%, 07/01/2031	479,004

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,273,847	JetBlue Pass Through Trust Series 2020-1 Class A 4.00%, 11/15/2032	$ 1,180,312
	Light & Wonder International Inc(b)
1,870,000	7.00%, 05/15/2028	1,883,778
35,000	7.25%, 11/15/2029	35,930
475,000	7.50%, 09/01/2031	493,954
	Lithia Motors Inc(b)
2,980,000	3.88%, 06/01/2029(f)	2,685,588
265,000	4.38%, 01/15/2031	237,368
1,025,000	Marriott International Inc 5.30%, 05/15/2034	1,013,796
715,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	654,048
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	873,628
930,000	5.88%, 02/15/2027	918,833
1,565,000	8.13%, 01/15/2029	1,656,060
515,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	508,571
230,000	PulteGroup Inc 6.00%, 02/15/2035	240,089
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	212,310
3,330,000	5.50%, 04/01/2028	3,291,385
805,000	6.25%, 03/15/2032	811,408
390,000	Tapestry Inc 3.05%, 03/15/2032	320,271
	Travel + Leisure Co
1,905,000	4.50%, 12/01/2029(b)	1,751,711
755,000	4.63%, 03/01/2030(b)	689,359
645,000	4.63%, 03/01/2030	588,923
	United Airlines Pass Through Trust
	Series 2020-1 Class B
113,980	4.88%, 01/15/2026	111,928
	Series 2023-1 Class A
2,275,000	5.80%, 01/15/2036	2,313,220
2,390,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	2,134,840
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	981,660
1,105,000	3.63%, 03/15/2031	977,844
680,000	4.63%, 01/31/2032	627,517
	ZF North America Capital Inc(b)
570,000	6.88%, 04/14/2028	591,204
600,000	7.13%, 04/14/2030	632,230
		41,487,286
Consumer, Non-Cyclical — 3.38%
	Ashtead Capital Inc(b)
470,000	4.25%, 11/01/2029	438,170
290,000	5.50%, 08/11/2032	283,520
470,000	5.55%, 05/30/2033	462,189
3,580,000	5.95%, 10/15/2033	3,619,986
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 285,000	5.80%, 04/15/2034	$ 284,710
2,090,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	2,072,413
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	25,867
2,460,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,342,431
870,000	BioMarin Pharmaceutical Inc 0.60%, 08/01/2024	854,253
530,000	Block Inc 3.50%, 06/01/2031	461,283
1,200,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	1,256,176
	Centene Corp
95,000	2.45%, 07/15/2028	84,238
2,770,000	4.63%, 12/15/2029	2,629,780
985,000	3.38%, 02/15/2030	871,658
1,010,000	3.00%, 10/15/2030	865,971
2,765,000	2.50%, 03/01/2031	2,274,275
810,000	2.63%, 08/01/2031	664,910
	CVS Pass Through Trust(b)
	Series 2013
721,426	4.70%, 01/10/2036	659,780
	Series 2014
252,279	4.16%, 08/11/2036(f)	220,716
40,000	Encompass Health Corp 4.75%, 02/01/2030	37,478
	Gartner Inc(b)
945,000	3.63%, 06/15/2029	855,586
1,070,000	3.75%, 10/01/2030	957,799
	Global Payments Inc
945,000	2.90%, 05/15/2030	820,644
1,105,000	2.90%, 11/15/2031	927,315
1,085,000	5.40%, 08/15/2032	1,076,055
	HCA Inc
1,675,000	3.50%, 09/01/2030	1,514,798
2,445,000	5.50%, 06/01/2033	2,453,801
2,025,000	5.60%, 04/01/2034	2,039,017
2,230,000	Hologic Inc(b) 3.25%, 02/15/2029	1,998,508
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc
660,000	3.00%, 02/02/2029	584,397
2,075,000	3.75%, 12/01/2031	1,794,094
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	38,877
1,190,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	1,195,329
	Molina Healthcare Inc(b)
1,065,000	4.38%, 06/15/2028	1,001,130
1,330,000	3.88%, 05/15/2032	1,158,064
	Pilgrim's Pride Corp
630,000	4.25%, 04/15/2031	567,908
1,905,000	3.50%, 03/01/2032	1,614,526
265,000	6.88%, 05/15/2034	282,411

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 635,000	Post Holdings Inc(b) 4.63%, 04/15/2030	$ 582,935
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	844,415
1,345,000	Solventum Corp(b) 5.90%, 04/30/2054	1,341,689
125,000	Teva Pharmaceutical Finance Co LLC(f) 6.15%, 02/01/2036	121,630
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,474,349
1,045,000	EUR, 7.88%, 09/15/2031	1,304,223
	Teva Pharmaceutical Finance Netherlands III BV
5,285,000	3.15%, 10/01/2026	4,940,901
575,000	4.75%, 05/09/2027(f)	556,643
275,000	5.13%, 05/09/2029(f)	264,270
1,270,000	7.88%, 09/15/2029(f)	1,363,229
915,000	8.13%, 09/15/2031(f)	1,003,571
4,050,000	4.10%, 10/01/2046	2,792,081
560,000	TriNet Group Inc(b) 3.50%, 03/01/2029	502,258
2,200,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	2,202,734
		59,584,991
Energy — 3.51%
	Aker BP ASA(b)
3,075,000	4.00%, 01/15/2031	2,808,683
605,000	3.10%, 07/15/2031	517,056
1,215,000	Cheniere Energy Inc(b) 5.65%, 04/15/2034	1,223,676
	Cheniere Energy Partners LP
3,695,000	4.00%, 03/01/2031	3,358,420
320,000	3.25%, 01/31/2032	272,587
1,500,000	5.95%, 06/30/2033	1,533,560
390,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	418,773
	Continental Resources Inc(b)
7,130,000	5.75%, 01/15/2031	7,087,530
2,590,000	2.88%, 04/01/2032	2,110,830
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	219,374
2,000,000	3.25%, 02/15/2032	1,722,551
1,075,000	Ecopetrol SA 8.38%, 01/19/2036	1,085,125
1,325,000	Enbridge Inc 5.70%, 03/08/2033	1,357,004
	Energian Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	437,756
625,000	5.88%, 03/30/2031	547,500
	Energy Transfer LP
1,785,000	5.75%, 02/15/2033	1,813,285
640,000	6.55%, 12/01/2033	687,035
Principal Amount(a)		Fair Value
Energy — (continued)
$ 185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	$ 190,333
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	387,275
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,213,125
	EQT Corp
150,000	5.00%, 01/15/2029	146,941
1,485,000	7.00%, 02/01/2030	1,577,732
940,000	3.63%, 05/15/2031(b)	827,303
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	243,511
	Leviathan Bond Ltd(b)
925,000	6.13%, 06/30/2025	908,128
420,000	6.50%, 06/30/2027	404,833
465,000	6.75%, 06/30/2030	430,252
350,000	Matador Resources Co(b) 6.88%, 04/15/2028	358,076
	Occidental Petroleum Corp
910,000	8.88%, 07/15/2030	1,057,129
675,000	6.63%, 09/01/2030	715,298
910,000	6.13%, 01/01/2031	942,405
595,000	7.50%, 05/01/2031	662,305
790,000	7.88%, 09/15/2031	895,521
	Ovintiv Inc
125,000	8.13%, 09/15/2030	141,016
30,000	7.20%, 11/01/2031	32,522
170,000	7.38%, 11/01/2031	186,270
1,515,000	6.50%, 08/15/2034	1,607,096
470,000	6.63%, 08/15/2037	490,636
45,000	6.50%, 02/01/2038	46,880
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	60,150
	Plains All American Pipeline LP / PAA Finance Corp
1,830,000	3.55%, 12/15/2029	1,679,371
1,430,000	3.80%, 09/15/2030	1,310,329
115,000	4.30%, 01/31/2043	93,175
215,000	Southwestern Energy Co 4.75%, 02/01/2032	197,920
1,850,000	Targa Resources Corp 6.13%, 03/15/2033	1,930,053
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
270,000	5.50%, 03/01/2030	268,671
270,000	4.88%, 02/01/2031	258,467
815,000	4.00%, 01/15/2032	733,569
1,595,000	Var Energi ASA(b) 8.00%, 11/15/2032	1,785,379
	Venture Global Calcasieu Pass LLC(b)
785,000	6.25%, 01/15/2030	789,759
3,200,000	4.13%, 08/15/2031	2,845,439
620,000	Viper Energy Inc(b) 7.38%, 11/01/2031	644,537

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Western Midstream Operating LP
$ 1,210,000	6.35%, 01/15/2029	$ 1,254,881
255,000	4.05%, 02/01/2030	237,922
1,625,000	6.15%, 04/01/2033	1,666,138
125,000	5.45%, 04/01/2044	114,889
850,000	5.30%, 03/01/2048	745,752
95,000	5.50%, 08/15/2048	84,014
335,000	5.25%, 02/01/2050	299,666
4,375,000	Williams Cos Inc 5.15%, 03/15/2034	4,335,567
		62,000,980
Financial — 8.59%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	1,801,322
175,000	5.75%, 06/06/2028(f)	177,336
1,920,000	3.00%, 10/29/2028	1,737,256
1,285,000	6.15%, 09/30/2030	1,333,721
2,835,000	3.30%, 01/30/2032	2,431,455
1,020,000	3.40%, 10/29/2033	859,206
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	129,144
455,000	AIB Group PLC(b) 6.61%, 09/13/2029	474,321
	Air Lease Corp
825,000	4.65%, Perpetual(g)	778,962
10,000	3.38%, 07/01/2025	9,745
825,000	3.00%, 02/01/2030	729,240
3,140,000	3.13%, 12/01/2030	2,756,056
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(g)	328,621
20,000	4.25%, 06/15/2026	19,426
1,905,000	6.50%, 07/18/2028(b)	1,943,212
475,000	5.95%, 02/15/2029(b)	475,187
380,000	Ally Financial Inc(g) 4.70%, Perpetual	325,788
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	150,263
3,620,000	American Tower Corp REIT 5.90%, 11/15/2033	3,748,457
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	244,343
1,385,000	2.75%, 01/15/2027	1,240,796
2,160,000	3.75%, 07/15/2027	1,970,975
795,000	7.95%, 08/11/2028	826,139
	Ares Capital Corp
1,190,000	2.88%, 06/15/2028	1,060,605
1,800,000	3.20%, 11/15/2031	1,501,236
495,000	Arthur J Gallagher & Co 5.45%, 07/15/2034	498,273
	Athene Global Funding(b)
980,000	1.61%, 06/29/2026	899,622
230,000	2.55%, 11/19/2030	190,855
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	$ 2,561,548
	Aviation Capital Group LLC(b)
710,000	1.95%, 01/30/2026	662,701
885,000	6.25%, 04/15/2028	903,264
1,820,000	6.75%, 10/25/2028	1,897,499
1,815,000	6.38%, 07/15/2030	1,868,419
1,200,000	Banco Santander SA 2.75%, 12/03/2030	991,793
	Bank of America Corp
3,375,000	5.29%, 04/25/2034	3,364,739
4,395,000	5.87%, 09/15/2034	4,558,362
1,010,000	2.48%, 09/21/2036	807,831
1,780,000	3.85%, 03/08/2037	1,573,640
	Barclays PLC
1,240,000	4.38%, Perpetual(g)	1,016,538
1,265,000	2.28%, 11/24/2027	1,163,338
1,260,000	6.22%, 05/09/2034	1,299,561
1,410,000	7.12%, 06/27/2034	1,502,686
2,555,000	3.56%, 09/23/2035	2,191,055
760,000	Barings BDC Inc 3.30%, 11/23/2026	694,801
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,475,766
	Blue Owl Capital Corp
1,043,000	2.63%, 01/15/2027	952,640
3,630,000	2.88%, 06/11/2028	3,208,927
1,345,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	1,194,219
	BNP Paribas SA(b)
2,035,000	2.59%, 01/20/2028	1,884,317
2,135,000	5.18%, 01/09/2030	2,135,152
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	53,278
25,000	4.13%, 05/15/2029	23,563
1,795,000	4.05%, 07/01/2030	1,664,895
1,300,000	CaixaBank SA(b) 6.84%, 09/13/2034	1,389,467
	Central China Real Estate Ltd(h)
615,000	7.25%, 07/16/2024	17,343
200,000	7.25%, 08/13/2024	6,780
190,000	7.25%, 04/28/2025	6,175
205,000	7.50%, 07/14/2025	8,175
400,000	CIFI Holdings Group Co Ltd(h) 6.00%, 07/16/2025	32,000
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	151,003
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	119,615
600,000	Country Garden Holdings Co Ltd(h) 3.30%, 01/12/2031	38,664
	Credit Agricole SA
3,110,000	4.00%, 01/10/2033	2,901,619

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 3,230,000	6.25%, 01/10/2035(b)	$ 3,283,055
945,000	Credit Suisse AG 3.70%, 02/21/2025	928,824
	Deutsche Bank AG
745,000	3.55%, 09/18/2031	656,077
2,855,000	3.73%, 01/14/2032	2,404,584
200,000	3.74%, 01/07/2033	165,201
395,000	EPR Properties REIT 3.60%, 11/15/2031	330,125
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	19,831
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	4,075,362
	Global Atlantic Fin Co(b)
365,000	4.40%, 10/15/2029	339,358
675,000	3.13%, 06/15/2031	558,995
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	521,933
2,080,000	HSBC Holdings PLC 6.16%, 03/09/2029	2,137,112
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
50,000	4.75%, 09/15/2024	49,770
75,000	6.38%, 12/15/2025	74,392
10,000	6.25%, 05/15/2026	9,653
1,495,000	5.25%, 05/15/2027	1,351,092
3,175,000	4.38%, 02/01/2029	2,706,982
665,000	ING Groep NV 6.11%, 09/11/2034	690,432
	Intesa Sanpaolo SpA(b)
215,000	4.20%, 06/01/2032	179,750
865,000	6.63%, 06/20/2033	897,540
1,490,000	7.20%, 11/28/2033	1,604,972
	Iron Mountain Inc REIT(b)
430,000	5.00%, 07/15/2028	411,373
1,345,000	5.25%, 07/15/2030	1,272,340
2,180,000	Jefferies Financial Group Inc 5.88%, 07/21/2028	2,219,197
	Kaisa Group Holdings Ltd(h)
2,215,000	9.38%, 06/30/2024	55,375
400,000	10.50%, 01/15/2025	9,000
2,310,000	11.25%, 04/16/2025	46,200
200,000	9.95%, 07/23/2025	4,500
200,000	11.70%, 11/11/2025	4,246
200,000	11.65%, 06/01/2026	4,000
	Logan Group Co Ltd(h)
605,000	4.25%, 07/12/2025	53,180
405,000	4.85%, 12/14/2026	38,475
	Macquarie Airfinance Holdings Ltd(b)
130,000	6.40%, 03/26/2029	132,057
275,000	6.50%, 03/26/2031	279,903
	Morgan Stanley
1,125,000	5.42%, 07/21/2034	1,128,487
3,145,000	2.48%, 09/16/2036	2,487,332
2,070,000	5.95%, 01/19/2038	2,074,213
Principal Amount(a)		Fair Value
Financial — (continued)
	Nationstar Mortgage Holdings Inc(b)
$ 865,000	5.00%, 02/01/2026	$ 846,493
1,360,000	5.75%, 11/15/2031	1,254,398
	NatWest Group PLC
1,280,000	1.64%, 06/14/2027	1,176,794
845,000	5.52%, 09/30/2028	845,565
1,875,000	Navient Corp 5.00%, 03/15/2027	1,796,329
	OneMain Finance Corp
155,000	3.50%, 01/15/2027	143,887
175,000	3.88%, 09/15/2028	156,113
1,960,000	5.38%, 11/15/2029	1,842,816
1,400,000	4.00%, 09/15/2030	1,198,185
15,000	Realty Income Corp REIT 3.40%, 01/15/2030	13,659
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,948
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
5,945,000	2.88%, 10/15/2026(b)	5,492,722
220,000	3.63%, 03/01/2029(b)	197,900
220,000	3.63%, 03/01/2029	197,900
3,610,000	3.88%, 03/01/2031(b)	3,145,029
4,780,000	4.00%, 10/15/2033(b)	4,049,094
2,340,000	SBA Communications Corp REIT 3.13%, 02/01/2029 1-mo. SOFR + 2.00%	2,065,063
	Shimao Group Holdings Ltd(h)
200,000	6.13%, 02/21/2024	8,250
1,300,000	5.60%, 07/15/2026	35,295
200,000	5.20%, 01/16/2027	6,300
410,000	3.45%, 01/11/2031	14,350
600,000	Sino-Ocean Land Treasure IV Ltd(h) 4.75%, 01/14/2030	42,660
5,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	4,776
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	657,031
1,795,000	6.07%, 01/19/2035	1,805,689
2,385,000	3.65%, 07/08/2035	2,020,990
3,375,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	2,834,300
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,431,945
	Sunac China Holdings Ltd(b)(i)
174,606	6.00%, 09/30/2025 PIK rate, 6.00%	19,643
174,606	6.25%, 09/30/2026 PIK rate, 6.25%	17,373
349,213	6.50%, 09/30/2027 PIK rate, 6.50%	30,382
523,820	6.75%, 09/30/2028 PIK rate, 6.75%	40,334

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 523,820	7.00%, 09/30/2029 PIK rate, 7.00%	$ 35,358
246,070	7.25%, 09/30/2030 PIK rate, 7.25%	14,641
215,836	1.00%, 09/30/2032 PIK rate, 1.00%	14,431
640,000	Synchrony Bank 5.40%, 08/22/2025	634,156
	Times China Holdings Ltd(h)
810,000	6.20%, 03/22/2026	21,263
200,000	5.75%, 01/14/2027	5,250
	UBS Group AG
585,000	2.19%, 06/05/2026(b)	560,863
1,110,000	6.37%, 07/15/2026(b)	1,117,783
1,545,000	6.44%, 08/11/2028(b)	1,590,624
250,000	3.87%, 01/12/2029	236,408
1,260,000	6.54%, 08/12/2033(b)	1,328,406
1,315,000	9.02%, 11/15/2033(b)	1,595,550
1,760,000	5.70%, 02/08/2035(b)	1,768,906
	UniCredit SpA(b)
1,045,000	5.86%, 06/19/2032	1,020,440
200,000	5.46%, 06/30/2035	187,811
890,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.88%, 02/15/2029	819,128
	Yuzhou Group Holdings Co Ltd(h)
625,000	7.70%, 02/20/2025	29,719
310,000	8.30%, 05/27/2025	13,175
205,000	7.85%, 08/12/2026	9,875
400,000	6.35%, 01/13/2027	17,750
		151,589,603
Industrial — 2.32%
320,000	Avnet Inc 5.50%, 06/01/2032	309,535
	BAE Systems PLC(b)
350,000	5.25%, 03/26/2031	351,434
2,965,000	5.30%, 03/26/2034	2,979,863
	Boeing Co
1,285,000	3.63%, 02/01/2031	1,130,923
1,305,000	5.71%, 05/01/2040	1,249,070
2,025,000	5.81%, 05/01/2050	1,915,909
	Cemex SAB de CV(b)
2,715,000	5.13%, Perpetual(g)	2,623,892
405,000	9.13%, Perpetual(g)	439,973
4,360,000	5.20%, 09/17/2030	4,214,387
3,380,000	3.88%, 07/11/2031	2,994,711
1,870,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	1,958,174
1,935,000	GATX Corp 5.45%, 09/15/2033	1,924,569
2,610,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,677,436
2,435,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	2,516,770
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 515,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	$ 492,757
790,000	L3Harris Technologies Inc 5.35%, 06/01/2034	790,007
410,000	Nordson Corp 5.80%, 09/15/2033	427,979
735,000	Rand Parent LLC(b)(f) 8.50%, 02/15/2030	727,841
	RTX Corp
300,000	2.38%, 03/15/2032	247,146
2,400,000	5.15%, 02/27/2033	2,404,565
	Sensata Technologies BV(b)
405,000	4.00%, 04/15/2029	369,800
200,000	5.88%, 09/01/2030	195,670
970,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	839,052
1,345,000	SMBC Aviation Capital Finance Designated Activity Co(b)(f) 5.45%, 05/03/2028	1,348,795
540,000	TopBuild Corp(b) 4.13%, 02/15/2032	478,004
555,000	TransDigm Inc(b) 6.75%, 08/15/2028	562,325
2,145,000	Trimble Inc 6.10%, 03/15/2033	2,240,853
2,550,000	Veralto Corp(b) 5.45%, 09/18/2033	2,581,543
		40,992,983
Technology — 2.55%
	Broadcom Inc(b)
880,000	2.45%, 02/15/2031	741,858
705,000	4.15%, 04/15/2032	654,056
1,625,000	2.60%, 02/15/2033	1,319,761
1,445,000	3.42%, 04/15/2033	1,252,670
2,130,000	3.47%, 04/15/2034	1,825,216
1,800,000	3.14%, 11/15/2035	1,454,223
1,070,000	3.19%, 11/15/2036	851,561
	CDW LLC / CDW Finance Corp
605,000	3.28%, 12/01/2028	551,421
1,525,000	3.25%, 02/15/2029	1,380,752
3,660,000	3.57%, 12/01/2031	3,217,630
2,615,000	Entegris Inc(b) 4.75%, 04/15/2029	2,506,101
2,715,000	Fiserv Inc 5.63%, 08/21/2033	2,773,599
	Leidos Inc
255,000	4.38%, 05/15/2030	241,625
610,000	2.30%, 02/15/2031	504,205
2,355,000	5.75%, 03/15/2033	2,414,246
	Marvell Technology Inc
465,000	2.95%, 04/15/2031	401,721
330,000	5.95%, 09/15/2033	341,983
2,090,000	Microchip Technology Inc 5.05%, 03/15/2029	2,090,315
	Micron Technology Inc
1,705,000	4.66%, 02/15/2030	1,665,416

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 740,000	5.30%, 01/15/2031	$ 744,280
2,250,000	5.88%, 02/09/2033	2,328,308
6,855,000	5.88%, 09/15/2033	7,107,062
325,000	MSCI Inc(b) 3.25%, 08/15/2033	267,746
2,060,000	Oracle Corp 3.95%, 03/25/2051	1,569,588
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	115,312
91,800	9.63%, 12/01/2032	104,588
420,000	SK Hynix Inc(b) 6.38%, 01/17/2028	432,164
335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	327,549
1,350,000	UKG Inc(b) 6.88%, 02/01/2031	1,375,281
2,455,000	VMware LLC 2.20%, 08/15/2031	1,997,843
	Western Digital Corp
1,590,000	4.75%, 02/15/2026	1,553,245
1,085,000	2.85%, 02/01/2029	943,996
		45,055,321
Utilities — 0.24%
	AES Corp
605,000	3.95%, 07/15/2030(b)	550,242
255,000	2.45%, 01/15/2031	208,630
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,652
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	373,403
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	86,828
790,000	4.30%, 03/15/2045	624,243
1,825,000	Southern Co 5.70%, 03/15/2034	1,882,203
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	569,338
		4,299,539
TOTAL CORPORATE BONDS AND NOTES — 30.03% (Cost $574,814,489)		$530,134,833
CONVERTIBLE BONDS
Communications — 0.57%
240,000	Booking Holdings Inc 0.75%, 05/01/2025	463,200
	DISH Network Corp
2,330,000	21.58%, 12/15/2025(j)	1,700,900
6,130,000	3.38%, 08/15/2026	3,815,925
	Etsy Inc
715,000	0.13%, 09/01/2027	598,383
1,680,000	0.25%, 06/15/2028(f)	1,323,000
125,000	Palo Alto Networks Inc 0.38%, 06/01/2025	356,750
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,115,000	Spotify USA Inc(j) 4.55%, 03/15/2026	$ 1,023,570
	Uber Technologies Inc
410,000	(6.37%), 12/15/2025(j)	460,225
290,000	0.88%, 12/01/2028(b)	358,730
		10,100,683
Consumer, Cyclical — 0.25%
1,145,000	Carnival Corp 5.75%, 12/01/2027	1,723,225
330,000	NCL Corp Ltd 1.13%, 02/15/2027	311,223
170,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	483,140
1,920,000	Southwest Airlines Co 1.25%, 05/01/2025	1,943,040
		4,460,628
Consumer, Non-Cyclical — 0.34%
3,080,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	3,037,804
85,000	Guardant Health Inc(j) 13.00%, 11/15/2027	57,749
	Shift4 Payments Inc
195,000	(3.82%), 12/15/2025(j)	208,650
255,000	0.50%, 08/01/2027	236,513
2,795,000	Teladoc Health Inc 1.25%, 06/01/2027	2,354,787
		5,895,503
Technology — 0.21%
260,000	Datadog Inc 0.13%, 06/15/2025	366,340
290,000	Nutanix Inc 0.25%, 10/01/2027	355,250
435,000	ON Semiconductor Corp 0.50%, 03/01/2029	428,040
675,000	Splunk Inc 1.13%, 06/15/2027	673,178
1,875,000	Unity Software Inc(j) 6.84%, 11/15/2026	1,589,062
255,000	Zscaler Inc 0.13%, 07/01/2025	347,425
		3,759,295
Utilities — 0.18%
440,000	Evergy Inc(b) 4.50%, 12/15/2027	447,260
300,000	NRG Energy Inc 2.75%, 06/01/2048	496,350
2,295,000	PPL Capital Funding Inc 2.88%, 03/15/2028	2,196,315
		3,139,925
TOTAL CONVERTIBLE BONDS — 1.55% (Cost $30,293,188)		$27,356,034

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 2,440,000	Australia Government Bond AUD, 2.75%, 11/21/2028	$ 1,531,736
30,788	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2031	6,050,357
	Chile Government International Bond
2,595,000	3.50%, 01/31/2034	2,270,534
1,700,000	3.50%, 01/25/2050	1,237,472
	Colombia Government International Bond
1,590,000	7.50%, 02/02/2034	1,624,029
600,000	8.00%, 11/14/2035	629,896
1,525,000	Dominican Republic International Bond 4.88%, 09/23/2032	1,365,296
31,595,999,232	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	2,012,173
3,000,000	Israel Government International Bond 5.50%, 03/12/2034	2,960,550
789,233(k)	Mexican Bonos MXN, 7.50%, 05/26/2033	4,225,384
435,000	Mexico Government International Bond 6.00%, 05/07/2036	435,894
4,555,000	New South Wales Treasury Corp AUD, 3.00%, 03/20/2028	2,867,836
7,870,000	New Zealand Government Bond NZD, 3.50%, 04/14/2033	4,339,554
47,065,000	Norway Government Bond(b) NOK, 1.75%, 03/13/2025	4,233,988
	Paraguay Government International Bond(b)
990,000	6.00%, 02/09/2036(f)	1,004,541
405,000	6.10%, 08/11/2044	392,431
	Philippine Government International Bond
2,030,000	2.95%, 05/05/2045	1,413,391
1,215,000	2.65%, 12/10/2045	805,116
1,985,000	Qatar Government International Bond 5.10%, 04/23/2048	1,928,034
	Republic of Poland Government International Bond
2,660,000	5.50%, 04/04/2053	2,648,237
4,550,000	5.50%, 03/18/2054	4,514,146
92,740,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	3,903,502
710,000	Republic of Uzbekistan International Bond(b) 7.85%, 10/12/2028	741,993
	Romanian Government International Bond
1,418,000	7.13%, 01/17/2033	1,514,537
2,872,000	6.38%, 01/30/2034(b)	2,909,164
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 3,040,000	Turkey Government International Bond EUR, 5.88%, 05/21/2030	$ 3,263,316
3,650,000	United Kingdom Gilt GBP, 0.25%, 01/31/2025	4,442,376
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.70% (Cost $65,620,868)		$65,265,483
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.18%
459,662	510 Asset Backed Trust(b)(e) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	447,815
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	636,284
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,181,019
139,316	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	129,299
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	862,196
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	850,793
	BPR Trust(b)(c)
	Series 2021-NRD Class F
1,185,000	12.20%, 12/15/2038 3-mo. SOFR + 6.87%	1,018,914
	Series 2022-STAR Class A
1,145,000	8.56%, 08/15/2039 3-mo. SOFR + 3.23%	1,147,822
1,910,000	BX Commercial Mortgage Trust(b)(c) Series 2022-AHP Class B 7.17%, 01/17/2039 3-mo. SOFR + 1.84%	1,883,737
427,256	CIM Trust(b)(e) Series 2021-NR2 Class A1 5.57%, 07/25/2059	422,878
79,190	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	73,600
	CoreVest American Finance Ltd(b)(e)
	Series 2021-RTL1 Class A1
1,790,000	2.24%, 03/28/2029	1,717,226

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-RTL1 Class A1
$ 990,000	7.55%, 12/28/2030	$ 995,048
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	513,290
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	72,584
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	128,206
	Series 2021-RPL1 Class A1
273,127	4.04%, 09/27/2060(d)	263,751
	Series 2021-RPL4 Class A1
845,356	1.80%, 12/27/2060(d)	819,637
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	1,234,116
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
374,845	7.14%, 07/15/2038 1-mo. SOFR + 1.81%	374,493
	Series 2021-ESH Class D
187,422	7.69%, 07/15/2038 1-mo. SOFR + 2.36%	187,188
299,276	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	282,166
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
235,094	3.72%, 04/10/2031	217,653
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033	237,463
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033	182,792
1,500,000	GS Mortgage Securities Trust Series 2020-GC47 Class A4 2.12%, 05/12/2053	1,270,718
529,307	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.77%, 12/15/2047	485,945
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	777,503
	Series 2021-GS2 Class A1
377,307	1.75%, 04/25/2061(e)	365,646
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-GS4 Class A1
$ 168,458	1.65%, 11/25/2060(e)	$ 162,929
	Med Trust(b)(c)
	Series 2021-MDLN Class B
308,519	6.89%, 11/15/2038 1-mo. SOFR + 1.56%	307,652
	Series 2021-MDLN Class C
597,134	7.24%, 11/15/2038 1-mo. SOFR + 1.91%	595,260
	Series 2021-MDLN Class D
378,185	7.44%, 11/15/2038 1-mo. SOFR + 2.11%	376,767
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M1
479,118	3.50%, 10/25/2069	439,019
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	107,899
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	629,270
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
89,331	3.28%, 10/15/2030(b)	79,587
	Series 2013-C11 Class B
195,000	4.08%, 08/15/2046(d)	120,712
	Series 2013-C12 Class C
65,000	6.05%, 10/15/2046(d)	59,949
	Series 2016-C30 Class C
785,000	4.04%, 09/15/2049(d)	621,664
596,164	NYMT Loan Trust(b)(d) Series 2024-CP1 Class A1 3.75%, 02/25/2068	547,951
	PRP Advisors LLC(b)
	Series 2021-10 Class A1
564,111	2.49%, 10/25/2026(e)	553,130
	Series 2021-2 Class A1
163,281	5.12%, 03/25/2026(d)	161,694
	Series 2021-3 Class A1
454,493	1.87%, 04/25/2026(d)(e)	446,614
	Series 2021-4 Class A1
122,449	1.87%, 04/25/2026(e)	119,419
	Series 2021-5 Class A1
569,594	1.79%, 06/25/2026(e)	556,949
	Series 2021-8 Class A1
494,147	1.74%, 09/25/2026(d)	474,490
	Series 2021-9 Class A1
599,847	2.36%, 10/25/2026(e)	584,541
	Series 2022-5 Class A1
1,865,102	6.90%, 09/27/2027(e)	1,870,812

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 628,710	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	$ 626,831
592,917	Redwood Funding Trust(b)(e) Series 2023-1 Class A 7.50%, 07/25/2059	582,766
345,168	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 3.24%, 06/25/2024	341,518
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	249,996
	Towd Point Mortgage Trust(b)(d)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	271,960
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	248,038
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	95,219
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	169,655
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	564,202
	Series 2019-4 Class A1
396,759	2.90%, 10/25/2059	370,813
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	120,583
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	84,291
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	101,611
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,481,430	4.05%, 05/15/2051	1,404,907
	Series 2018-C14 Class C
100,000	5.20%, 12/15/2051(d)	84,067
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
96,258	5.29%, 12/26/2050	95,572
	Series 2021-NPL5 Class A1
715,576	1.87%, 08/25/2051	697,543
	Series 2021-NPL6 Class A1
1,006,762	1.92%, 09/25/2051	975,709
93,688	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 4.89%, 02/27/2051	91,359
284,775	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	276,354
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 246,408	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	$ 240,768
169,286	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	165,623
487,316	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	477,881
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
148,442	3.95%, 07/15/2046(d)	136,635
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,249,485
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	136,712
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.19%, 08/15/2046(d)	722,364
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	201,015
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	55,569
		38,435,136
U.S. Government Agency — 26.27%
	Federal Home Loan Mortgage Corp
2,275,000	4.62%, 05/01/2028	2,247,047
2,300,000	4.34%, 08/01/2028	2,259,275
3,890	2.50%, 01/01/2029	3,722
1,854,000	4.20%, 01/01/2030	1,796,886
2,250,000	4.30%, 01/01/2030	2,190,556
3,794,000	4.41%, 01/01/2030	3,710,014
47,833	3.00%, 11/01/2034	44,799
15,614	2.50%, 06/01/2035	14,316
137,395	2.00%, 09/01/2035	122,639
103,898	2.00%, 10/01/2035	92,740
261,404	2.00%, 12/01/2035	233,329
35,903	3.00%, 09/01/2036	33,090
7,053,315	2.50%, 03/01/2037	6,445,071
2,237,540	2.50%, 04/01/2037	2,047,305
3,396,962	2.00%, 01/01/2042	2,851,460
3,265,920	2.50%, 01/01/2042	2,820,990
40,170	3.00%, 12/01/2046	35,368
28,797	4.00%, 05/01/2047	27,282
19,280	4.50%, 10/01/2047	18,758
25,823	4.00%, 02/01/2048	24,414
2,756	4.50%, 06/01/2048	2,673
7,763	4.00%, 10/01/2048	7,321
8,180	3.50%, 09/01/2049	7,433
478,562	3.50%, 10/01/2049	434,837
12,488	3.00%, 11/01/2049	10,876
3,994,781	3.00%, 02/01/2051	3,478,010

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 2,179,487	2.00%, 03/01/2051	$ 1,780,587
5,331,873	2.00%, 05/01/2051	4,238,836
3,818,328	3.00%, 07/01/2051	3,325,840
3,164,804	2.50%, 10/01/2051	2,642,754
3,806,102	2.50%, 02/01/2052	3,187,834
3,874,696	3.00%, 04/01/2052	3,369,158
3,977,704	3.50%, 05/01/2052	3,571,696
6,798,681	4.50%, 07/01/2052	6,532,613
4,180,445	3.50%, 08/01/2052	3,755,385
15,083,786	4.50%, 08/01/2052	14,396,075
3,955,101	4.50%, 09/01/2052	3,767,802
3,236,926	5.50%, 09/01/2052	3,227,978
7,192,881	5.00%, 10/01/2052	7,094,003
4,161,800	5.00%, 01/01/2053	4,084,235
2,317,280	5.50%, 01/01/2053	2,329,220
4,160,381	6.00%, 02/01/2053	4,225,892
3,832,131	5.50%, 05/01/2053	3,844,080
4,603,959	5.50%, 07/01/2053	4,606,575
3,329,884	5.50%, 08/01/2053	3,347,039
4,110,747	6.50%, 10/01/2053	4,240,227
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K045 Class A2
2,451,338	3.02%, 01/25/2025	2,403,336
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	1,904,185
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	625,120
	Series K061 Class A2
4,347,712	3.35%, 11/25/2026(d)	4,183,196
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(d)	1,995,831
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,417,997
	Series K063 Class A2
882,076	3.43%, 01/25/2027(d)	852,541
	Series K064 Class A1
957,096	2.89%, 10/25/2026	926,271
	Series K064 Class A2
505,000	3.22%, 03/25/2027	484,888
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,399,474
	Series K067 Class A2
75,000	3.19%, 07/25/2027	71,631
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(d)	2,198,900
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(d)	2,371,617
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(d)	2,629,392
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,511,678
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,199,427
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	95,840
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K074 Class A2
$ 2,750,000	3.60%, 01/25/2028	$ 2,652,586
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(d)	2,260,437
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	1,944,900
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,425,186
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,181,993
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,423,434
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028	2,169,753
	Series K087 Class A2
6,975,000	3.77%, 12/25/2028	6,721,112
	Series K095 Class A1
26,061	2.63%, 11/25/2028	24,896
	Series K098 Class A2
7,900,000	2.43%, 08/25/2029	7,097,922
	Series K154 Class A2
7,000,000	3.42%, 04/25/2032	6,570,038
	Series K507 Class A2
4,375,000	4.80%, 09/25/2028(d)	4,389,191
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,131,610
	Series K740 Class A2
750,000	1.47%, 09/25/2027	673,977
	Series KJ41 Class A2
8,225,000	3.47%, 02/25/2031	7,578,122
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,458,915	3.50%, 09/15/2047	3,155,832
	Series 5238 Class BC
3,937,832	4.00%, 09/25/2049	3,729,582
426,315	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.32%, 04/25/2042 1-mo. SOFR + 2.00%	431,828
	Federal National Mortgage Association
2,100,000	4.62%, 07/01/2028	2,077,277
197,444	3.00%, 10/01/2033	185,668
16,455	3.00%, 06/01/2034	15,424
16,350	3.00%, 07/01/2034	15,313
5,935	3.00%, 10/01/2034	5,559
7,323	3.00%, 11/01/2034	6,834
263,973	2.00%, 10/01/2035	235,624
256,841	2.00%, 11/01/2035	229,258
3,173,550	2.00%, 02/01/2037	2,828,657
2,994,429	2.00%, 03/01/2037	2,665,734

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 2,905,362	2.50%, 03/01/2037	$ 2,654,992
3,867,923	2.50%, 04/01/2037	3,520,560
3,474,188	2.50%, 02/01/2042	3,018,380
4,066,351	5.00%, 05/01/2043	4,029,221
4,495,887	5.00%, 06/01/2043	4,456,688
7,734,935	2.50%, 03/01/2047	6,420,896
4,752,161	3.50%, 07/01/2047	4,373,014
23,068	4.00%, 09/01/2047	21,851
7,327	3.50%, 03/01/2048	6,681
5,577	4.00%, 06/01/2048	5,260
3,997,904	3.00%, 01/01/2049	3,551,446
5,914	3.00%, 12/01/2049	5,144
5,613	3.00%, 01/01/2050	4,892
26,466	2.50%, 05/01/2050	22,076
262,024	2.50%, 06/01/2050	218,433
142,672	2.50%, 07/01/2050	118,981
16,361	2.50%, 08/01/2050	13,619
4,335,876	2.00%, 11/01/2050	3,505,180
3,030,652	2.00%, 12/01/2050	2,475,959
3,567,127	2.00%, 01/01/2051	2,913,396
611,540	2.00%, 05/01/2051	489,408
4,410,361	2.50%, 08/01/2051	3,658,783
4,319,985	2.00%, 10/01/2051	3,447,987
3,343,070	2.50%, 10/01/2051	2,796,474
3,741,523	2.00%, 11/01/2051	3,012,267
7,105,344	2.50%, 01/01/2052	5,897,855
7,157,305	3.50%, 01/01/2052	6,443,096
11,505,953	2.50%, 02/01/2052	9,623,589
18,805,512	2.00%, 03/01/2052	15,148,325
3,639,128	2.50%, 03/01/2052	3,050,164
13,878,138	3.00%, 03/01/2052	12,074,289
3,144,793	3.50%, 04/01/2052	2,867,329
8,051,564	4.00%, 06/01/2052	7,499,639
3,442,441	4.00%, 07/01/2052	3,203,613
3,252,791	5.00%, 07/01/2052	3,225,736
3,914,931	4.00%, 08/01/2052	3,631,091
2,732,486	5.00%, 08/01/2052	2,667,992
3,917,483	4.50%, 09/01/2052	3,763,663
3,460,043	5.00%, 10/01/2052	3,403,851
3,429,285	5.50%, 10/01/2052	3,419,799
3,819,087	5.00%, 11/01/2052	3,767,393
4,092,813	5.00%, 02/01/2053	4,002,113
2,321,829	6.00%, 08/01/2053	2,347,722
1,352,089	6.00%, 09/01/2053	1,364,307
4,037,606	6.00%, 11/01/2053	4,098,367
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,193,329	2.47%, 04/25/2026	2,088,772
	Series 2017-M1 Class A2
1,822,223	2.42%, 10/25/2026(d)	1,720,579
	Series 2018-M2 Class A2
2,017,310	2.91%, 01/25/2028(d)	1,902,168
	Series 2018-M3 Class A2
4,117,403	3.07%, 02/25/2030(d)	3,800,740
	Series 2023-M5 Class 2A2
4,775,000	4.50%, 07/25/2028(d)	4,710,559
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Government National Mortgage Association
$ 18,186	3.50%, 04/20/2047	$ 16,744
10,952	4.00%, 04/20/2047	10,383
18,054	3.00%, 02/20/2048	16,106
23,445	3.50%, 02/20/2048	21,576
3,393,847	2.50%, 03/20/2051	2,883,319
2,190,289	3.00%, 08/20/2051	1,931,266
7,983,794	2.50%, 11/20/2051	6,803,293
8,314,875	2.00%, 12/20/2051	6,812,144
7,703,488	3.50%, 02/20/2052	7,008,012
3,358,726	3.50%, 06/20/2052	3,055,481
4,040,415	4.00%, 07/20/2052	3,783,666
3,962,880	3.50%, 08/20/2052	3,605,083
12,207,254	4.50%, 08/20/2052	11,737,492
4,836,669	4.50%, 09/20/2052	4,653,262
3,679,960	5.00%, 09/20/2052	3,627,400
3,690,488	5.00%, 10/20/2052	3,647,167
8,690,861	5.00%, 05/20/2053	8,539,795
9,569,549	5.00%, 06/20/2053	9,450,121
		463,693,760
TOTAL MORTGAGE-BACKED SECURITIES — 28.45% (Cost $533,529,716)		$502,128,896
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
6,731,000	4.88%, 03/14/2025	6,720,943
8,000,000	4.50%, 03/13/2026	7,968,682
20,000,000	Resolution Funding Corp Principal Strip(j) 0.00%, 04/15/2030	15,138,634
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,770,204
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.96% (Cost $34,591,478)		$34,598,463
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
84,565,000	4.63%, 02/28/2026(f)	84,495,630
14,600,000	0.75%, 08/31/2026	13,345,882
15,000,000	2.63%, 05/31/2027	14,214,258
4,100,000	4.13%, 10/31/2027	4,067,488
20,800,000	3.50%, 01/31/2028	20,191,438
23,860,000	4.25%, 02/28/2029(f)	23,891,688
17,000,000	3.88%, 11/30/2029(l)	16,693,203
52,700,000	3.88%, 08/15/2033	51,300,155
19,900,000	4.00%, 02/15/2034	19,570,406
6,000,000	4.00%, 11/15/2042	5,651,719
5,700,000	3.88%, 02/15/2043	5,269,160
32,000,000	4.75%, 11/15/2043	33,195,000
12,900,000	2.50%, 02/15/2045	9,432,621

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 17,425,000	2.00%, 02/15/2050	$ 10,913,767
6,680,000	1.25%, 05/15/2050	3,416,455
11,700,000	1.38%, 08/15/2050	6,178,606
17,400,000	2.00%, 08/15/2051	10,780,524
22,940,000	2.88%, 05/15/2052	17,357,336
11,500,000	3.63%, 05/15/2053	10,103,828
TOTAL U.S. TREASURY BONDS AND NOTES — 20.40% (Cost $371,205,953)		$360,069,164
Shares
COMMON STOCK
Communications — 0.09%
285,795	Altice USA Inc Class A(m)	745,925
71,941	Paramount Global Class B	846,746
		1,592,671
Consumer, Non-Cyclical — 0.10%
4,423	AbbVie Inc	805,428
515	Clarivate PLC(m)	3,826
1,751	Elevance Health Inc	907,964
		1,717,218
Energy — 0.10%
9,149	Diamondback Energy Inc	1,813,057
TOTAL COMMON STOCK — 0.29% (Cost $7,825,409)		$5,122,946
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.02%
11,140	Clarivate PLC 5.25%	331,304
Energy — 0.00%(n)
396	El Paso Energy Capital Trust I 4.75%	18,992
Financial — 0.10%
822	Bank of America Corp 7.25%	981,360
595	Wells Fargo & Co 7.50%	725,816
		1,707,176
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $3,219,900)		$2,057,472
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.41%
	Federal Home Loan Bank(j)
$ 10,000,000	5.34%, 04/10/2024	$ 9,982,474
5,000,000	5.29%, 04/11/2024	4,990,592
10,000,000	5.35%, 04/23/2024	9,963,504
		24,936,570
U.S. Treasury Bonds and Notes — 0.91%
16,220,000	U.S. Treasury Bills(j)(l) 5.25%, 06/27/2024	16,012,887
Repurchase Agreements — 7.04%
31,077,187	Undivided interest of 17.38% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $31,077,187 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(o)	31,077,187
31,077,187	Undivided interest of 17.42% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $31,077,187 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(o)	31,077,187
31,077,187	Undivided interest of 17.51% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $31,077,187 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(o)	31,077,187

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 31,077,187	Undivided interest of 82.14% in a repurchase agreement (principal amount/value $37,884,479 with a maturity value of $37,906,873) with Mizuho Securities (USA) LLC, 5.32%, dated 3/28/24 to be repurchased at $31,077,187 on 4/1/24 collateralized by U.S. Treasury securities, 0.25% - 2.88%, 6/15/24 - 5/15/32, with a value of $38,642,182.(o)	$ 31,077,187
		124,308,748
TOTAL SHORT TERM INVESTMENTS — 9.36% (Cost $165,258,205)		$165,258,205
TOTAL INVESTMENTS — 105.63% (Cost $1,962,559,988)		$1,864,504,094
OTHER ASSETS & LIABILITIES, NET — (5.63)%		$(99,327,933)
TOTAL NET ASSETS — 100.00%		$1,765,176,161
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at March 28, 2024.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Ultra Futures	1,643	USD	188,303	Jun 2024	$(873,259)
U.S. 5 Year Treasury Note Futures	1,062	USD	113,651	Jun 2024	600,998
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	868	USD	96,172	Jun 2024	$578,000
U.S. 2 Year Treasury Note Futures	121	USD	24,742	Jun 2024	(24,656)
U.S. Long Bond Futures	1,724	USD	207,634	Jun 2024	2,203,537
U.S. Ultra Bond Futures	372	USD	47,988	Jun 2024	513,743
				Net Appreciation	$2,998,363
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.04%
$ 1,750,000	Balboa Bay Loan Funding(a)(b) Series 2023-1A Class AR 6.74%, 04/20/2036 3-mo. SOFR + 1.42%	$ 1,750,313
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 6.82%, 04/19/2037 3-mo. SOFR + 1.50%	925,164
1,525,000	Carlyle US Ltd(a)(b) Series 2024-1A Class A 6.82%, 04/15/2037 3-mo. SOFR + 1.53%	1,527,652
1,800,000	CIFC Falcon 2020 Ltd(a)(b) Series 2019-FAL Class A 6.58%, 01/20/2033 3-mo. SOFR + 1.26%	1,800,848
1,225,000	Citizens Auto Receivables Trust(a) Series 2024-1 Class A2A 5.43%, 10/15/2026	1,224,319
625,000	Exeter Automobile Receivables Trust Series 2024-1A Class A3 5.31%, 08/16/2027	623,042
900,000	Ford Credit Auto Owner Trust(a) Series 2024-1 Class A 4.87%, 08/15/2036	900,104
1,200,000	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	1,197,362
326,599	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.92%, 05/25/2054 1-mo. SOFR + 1.60%	328,637
850,000	Neuberger Berman Loan Advisers 54 Ltd(a)(b) Series 2024-54A Class D 8.81%, 04/23/2038 3-mo. SOFR + 3.50%	850,104
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.85%, 04/20/2037 3-mo. SOFR + 1.55%	1,248,875
1,250,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.74%, 04/26/2036 3-mo. SOFR + 1.42%	1,250,207
800,000	Santander Drive Auto Receivables Trust Series 2024-1 Class A2 5.71%, 02/16/2027	800,426
1,400,000	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	1,389,666
TOTAL ASSET-BACKED SECURITIES — 4.04% (Cost $15,821,830)		$15,816,719
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Communications — 0.79%
$ 174,000	Cisco Systems Inc 5.05%, 02/26/2034	$ 176,343
1,310,000	Rogers Communications Inc 3.20%, 03/15/2027	1,243,552
1,785,000	T-Mobile USA Inc 3.88%, 04/15/2030	1,672,156
		3,092,051
Consumer, Cyclical — 0.49%
1,830,000	Lowe's Cos Inc 3.75%, 04/01/2032	1,680,956
237,000	Marriott International Inc 4.88%, 05/15/2029	234,594
		1,915,550
Consumer, Non-Cyclical — 0.61%
550,000	AbbVie Inc(c) 4.80%, 03/15/2029	550,807
560,000	Bristol-Myers Squibb Co(c) 4.90%, 02/22/2029	562,357
145,000	Humana Inc 5.95%, 03/15/2034	150,561
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	756,522
375,000	5.60%, 03/23/2034	376,227
		2,396,474
Financial — 1.29%
1,740,000	Bank of America Corp 4.27%, 07/23/2029	1,677,213
1,950,000	JPMorgan Chase & Co 2.52%, 04/22/2031	1,685,348
1,940,000	Morgan Stanley 2.70%, 01/22/2031	1,694,949
		5,057,510
Industrial — 0.64%
880,000	Boeing Co 2.20%, 02/04/2026	823,855
1,720,000	RTX Corp 4.13%, 11/16/2028	1,663,727
		2,487,582
Technology — 0.06%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	240,744
TOTAL CORPORATE BONDS AND NOTES — 3.88% (Cost $15,067,312)		$15,189,911

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.66%
$ 450,000	Barclays Commercial Mortgage Securities Trust Series 2024-C24 Class A5 5.42%, 02/15/2057	$ 462,886
525,000	BMO Mortgage Trust(d) Series 2022-C2 Class A5 4.81%, 07/15/2054	519,141
883,719	BRAVO Residential Funding Trust(a)(e) Series 2024-NQM1 Class A1 5.94%, 12/01/2063	881,616
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,500,000	6.97%, 02/15/2041 1-mo. SOFR + 1.64%	1,502,344
	Series 2024-XL4 Class A
1,175,000	6.77%, 02/15/2039 1-mo. SOFR + 1.44%	1,175,367
	Series 2024-XL5 Class A
625,000	6.69%, 03/15/2041 1-mo. SOFR + 1.39%	625,315
	Chase Home Lending Mortgage Trust(a)(d)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	203,044
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	247,455
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	101,170
338,835	COLT Mortgage Loan Trust(a)(d) Series 2021-HX1 Class A2 1.35%, 10/25/2066	279,303
	DC Trust(a)(d)
	Series 2024-HLTN Class A
400,000	5.73%, 04/13/2028	399,960
	Series 2024-HLTN Class B
400,000	6.46%, 04/13/2028	399,960
	JPMorgan Mortgage Trust(a)(d)
	Series 2023-DSC1 Class A1
558,808	4.63%, 07/25/2063	533,992
	Series 2024-1 Class A2
1,172,311	6.00%, 06/25/2054	1,169,288
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	919,752
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	656,640
	Series 2023-2 Class A5
575,000	6.01%, 12/15/2056(d)	615,134
	Onslow Bay Financial LLC(a)(e)
	Series 2024-NQM1 Class A1
1,099,832	5.93%, 11/25/2063	1,098,267
	Series 2024-NQM1 Class A2
97,763	6.25%, 11/25/2063	97,663
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-NQM2 Class A1
$ 1,862,738	5.88%, 12/25/2063	$ 1,858,317
575,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 7.04%, 04/15/2041 1-mo. SOFR + 1.74%	573,563
		14,320,177
U.S. Government Agency — 2.61%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1B1
375,000	8.02%, 01/25/2044 1-mo. SOFR + 2.70%	376,816
	Series 2024-R01 Class 1M2
250,000	7.12%, 01/25/2044 1-mo. SOFR + 1.80%	250,755
	Series 2024-R02 Class 1M2
775,000	7.12%, 02/25/2044 1-mo. SOFR + 1.80%	778,611
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2024-HQA1 Class A1
300,000	6.57%, 03/25/2044 1-mo. SOFR + 1.25%	300,750
	Series 2024-HQA1 Class M1
300,000	6.57%, 03/25/2044 1-mo. SOFR + 1.25%	300,188
	Series 2024-HQA1 Class M2
75,000	7.32%, 03/25/2044 1-mo. SOFR + 2.00%	75,023
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Trust(a)(b)
	Series 2018-DNA3 Class M2A
272,766	6.34%, 09/25/2048 1-mo. SOFR + 1.01%	272,780
	Series 2018-DNA3 Class M2A
1,127,013	7.54%, 09/25/2048 1-mo. SOFR + 2.21%	1,131,978
7,000,000	Government National Mortgage Association 4.50%, TBA	6,725,801
		10,212,702
TOTAL MORTGAGE-BACKED SECURITIES — 6.27% (Cost $24,535,157)		$24,532,879
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
32,572,532(f)	0.63%, 01/15/2026	31,641,210
24,231,879(f)	0.13%, 07/15/2026	23,228,056

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 22,755,192(f)	0.38%, 01/15/2027	$ 21,707,759
94,055,112(f)	1.63%, 10/15/2027	93,164,320
9,633,414(f)	0.50%, 01/15/2028	9,116,570
18,826,563(f)	2.38%, 10/15/2028	19,265,968
30,465,712(f)	0.13%, 01/15/2030	27,589,281
31,131,690(f)	0.13%, 07/15/2030	28,049,439
10,786,537(f)	1.13%, 01/15/2033	10,117,502
27,689,966(f)	1.38%, 07/15/2033	26,578,190
32,114,559(f)	1.75%, 01/15/2034	31,708,635
11,125,186(f)	1.50%, 02/15/2053	9,711,618
TOTAL U.S. TREASURY BONDS AND NOTES — 84.84% (Cost $327,410,925)		$331,878,548
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.05%
195,020	Undivided interest of 0.11% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $195,020 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(g)	195,020
TOTAL SHORT TERM INVESTMENTS — 0.05% (Cost $195,020)		$195,020
TOTAL INVESTMENTS — 99.08% (Cost $383,030,244)		$387,613,077
OTHER ASSETS & LIABILITIES, NET — 0.92%		$3,590,608
TOTAL NET ASSETS — 100.00%		$391,203,685
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	261	USD	28,918	Jun 2024	$126,154
U.S. 2 Year Treasury Note Futures	3	USD	613	Jun 2024	563
U.S. 5 Year Treasury Note Futures	229	USD	24,507	Jun 2024	49,028
Short
U.S. 10 Year Treasury Ultra Futures	37	USD	4,241	Jun 2024	(26,434)
U.S. Long Bond Futures	20	USD	2,409	Jun 2024	(19,533)
U.S. Ultra Bond Futures	148	USD	19,092	Jun 2024	(228,693)
				Net Depreciation	$(98,915)
At March 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	2.68%	Annual	USD	7,240	07/28/2032	$437,397
2.91	Annual	1-day SOFR	Annual	USD	18,940	07/28/2037	(650,944)
1-day SOFR	Annual	2.08%	Annual	USD	18,040	07/28/2047	470,229
3.39	Annual	1-day SOFR	Annual	USD	24,050	05/10/2038	(262,274)
1-day SOFR	Annual	2.56%	Annual	USD	20,470	05/11/2053	445,711
4.31	Annual	1-day SOFR	Annual	USD	7,130	10/05/2033	259,857
1-day SOFR	Annual	3.61%	Annual	USD	4,640	11/15/2053	(205,762)
3.73	Annual	1-day SOFR	Annual	USD	3,500	11/28/2027	51,885
1-day SOFR	Annual	3.51%	Annual	USD	1,190	11/29/2053	(23,637)
3.85	Annual	1-day SOFR	Annual	USD	7,480	11/15/2033	139,789
1-day SOFR	Annual	3.98%	Annual	USD	22,660	08/31/2028	(241,101)
						Net Appreciation	$421,150
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.20%
9,998	Air Liquide SA	$ 2,080,077
3,183	Akzo Nobel NV	237,827
33,321	Anglo American PLC	821,038
7,580	Antofagasta PLC	194,604
9,460	ArcelorMittal SA	260,029
7,011	Arkema SA	738,119
24,200	Asahi Kasei Corp	177,465
17,192	BASF SE	982,421
96,617	BHP Group Ltd	2,793,572
113,775	BlueScope Steel Ltd	1,769,551
5,734	Boliden AB	159,220
2,425	Brenntag SE	204,382
3,761	Clariant AG	50,886
3,686	Covestro AG(a)(b)	201,625
2,483	Croda International PLC	153,605
23,564	DSM-Firmenich AG	2,679,991
139	EMS-Chemie Holding AG(b)	106,532
3,114	Endeavour Mining PLC	63,150
4,853	Evonik Industries AG	95,994
113,903	Fortescue Ltd	1,906,166
177	Givaudan SA	787,958
197,769	Glencore PLC	1,085,143
1,732	Holmen AB Class B	70,458
66,538	ICL Group Ltd	352,640
10,600	JFE Holdings Inc	175,680
22,600	Kaneka Corp	562,377
33,500	Kingboard Holdings Ltd	68,397
54,900	Kuraray Co Ltd	588,059
3,571	Mineral Resources Ltd	164,759
112,300	Mitsubishi Chemical Group Corp	684,387
8,100	Mitsubishi Gas Chemical Co Inc	135,876
24,900	Mitsui Chemicals Inc	730,466
9,306	Mondi PLC	163,850
16,800	Nippon Paint Holdings Co Ltd	120,913
2,900	Nippon Sanso Holdings Corp	90,990
16,200	Nippon Soda Co Ltd(b)	648,614
16,300	Nippon Steel Corp	392,251
2,300	Nissan Chemical Corp	87,115
2,600	Nitto Denko Corp	237,749
28,200	Norsk Hydro ASA	154,970
21,931	Northern Star Resources Ltd	206,931
6,988	Novonesis / Novozymes Class B	411,045
2,351	OCI NV	64,438
51,234	Pilbara Minerals Ltd	127,851
37,769	Rio Tinto Ltd	2,997,542
21,466	Rio Tinto PLC	1,356,913
34,300	Shin-Etsu Chemical Co Ltd	1,504,465
5,105	Smurfit Kappa Group PLC	232,768
4,700	Solvay SA	128,271
91,871	South32 Ltd	179,270
4,300	Sumitomo Metal Mining Co Ltd	128,399
6,081	Syensqo SA(b)	576,210
2,486	Symrise AG	297,602
34,400	Tokuyama Corp	602,391
Shares		Fair Value
Basic Materials — (continued)
47,300	Tokyo Steel Manufacturing Co Ltd	$ 518,664
24,400	Toray Industries Inc	117,165
5,600	UBE Corp	99,761
3,617	Umicore SA	77,981
9,757	UPM-Kymmene OYJ	325,072
2,260	voestalpine AG	63,400
9,300	Yamato Kogyo Co Ltd	529,002
16,124	Yara International ASA	511,278
		34,035,325
Communications — 5.18%
5,860	Adevinta ASA(b)	61,426
406,000	Airtel Africa PLC(a)	542,343
18,807	Auto Trader Group PLC(a)	166,035
649,600	Bezeq The Israeli Telecommunication Corp Ltd	834,722
11,652	Bollore SE(b)	77,849
940,738	BT Group PLC	1,301,349
7,077	CAR Group Ltd	166,351
3,418	Delivery Hero SE(a)(b)	97,736
3,800	Dentsu Group Inc	105,514
61,782	Deutsche Telekom AG	1,499,732
2,470	Elisa OYJ(b)	110,121
33,669	Grab Holdings Ltd Class A(b)	105,721
300	Hikari Tsushin Inc	56,421
61,000	HKT Trust & HKT Ltd	71,174
26,535	Informa PLC	278,338
11,800	IPSOS SA	831,898
44,400	KDDI Corp	1,312,762
68,258	Koninklijke KPN NV(b)	255,314
46,100	LY Corp	116,770
8,300	M3 Inc	119,448
2,000	MercadoLibre Inc(b)	3,023,920
37,700	Metropole Television SA(b)	562,011
5,700	MonotaRO Co Ltd	68,611
1,241	Nice Ltd(b)	322,959
9,000	Nice Ltd Sponsored ADR(b)(c)	2,345,580
1,455,100	Nippon Telegraph & Telephone Corp	1,733,174
60,300	Nippon Television Holdings Inc	882,761
231,801	Nokia OYJ	822,455
114,000	NOS SGPS SA	445,959
101,245	Orange SA	1,190,647
10,971	Pearson PLC	144,391
28,025	Prosus NV	877,196
15,205	Publicis Groupe SA	1,657,662
28,700	Rakuten Group Inc(b)	162,904
19,800	Reach PLC(b)	19,645
1,540	Scout24 SE(a)	116,021
6,908	Sea Ltd ADR(b)	371,029
6,952	SEEK Ltd	113,363
40,000	Shopify Inc Class A(b)	3,086,800
159,300	Singapore Telecommunications Ltd	299,376
54,800	SoftBank Corp	705,547
19,600	SoftBank Group Corp	1,163,954
36,488	Spark New Zealand Ltd	103,876

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Communications — (continued)
515	Swisscom AG	$ 315,209
12,092	Tele2 AB Class B	99,293
209,032	Telecom Italia SpA(b)	50,763
159,048	Telefonaktiebolaget LM Ericsson Class B	855,386
233,291	Telefonica SA	1,030,275
11,377	Telenor ASA	126,539
32,700	Television Francaise 1 SA	298,694
47,999	Telia Co AB	123,019
79,349	Telstra Group Ltd	199,596
2,600	Trend Micro Inc	132,045
29,500	United Internet AG	663,873
11,846	Vivendi SE	129,096
423,783	Vodafone Group PLC	375,810
1,087	Wix.com Ltd(b)	149,441
4,740	Wolters Kluwer NV	742,238
21,145	WPP PLC	200,341
2,100	ZOZO Inc	52,122
		33,874,605
Consumer, Cyclical — 15.70%
3,371	Accor SA	157,380
3,088	adidas AG	689,951
3,200	Aisin Corp	130,761
3,100	ANA Holdings Inc	64,788
10,532	Aristocrat Leisure Ltd	294,905
29,238	Associated British Foods PLC	922,114
1,599	Avolta AG(b)	66,578
12,200	Bandai Namco Holdings Inc	226,373
65,281	Barratt Developments PLC	391,739
27,558	Bayerische Motoren Werke AG	3,179,620
6,600	Bellway PLC	221,236
2,097	Berkeley Group Holdings PLC	125,989
58,700	Betsson AB Class B	580,824
9,800	Bilia AB Class A(b)	125,598
11,100	Bridgestone Corp	491,949
6,259	Bunzl PLC	240,752
6,398	Burberry Group PLC	97,826
10,247	Cie Financiere Richemont SA	1,560,007
30,670	Cie Generale des Etablissements Michelin SCA	1,175,382
135,600	Citizen Watch Co Ltd	893,563
6,100	City Developments Ltd	26,424
32,575	Compass Group PLC	955,098
2,313	Continental AG	166,964
30,000	CTS Eventim AG & Co KGaA	2,667,395
38,072	Daimler Truck Holding AG	1,929,296
11,600	Daiwa House Industry Co Ltd	345,279
8,100	Daiwabo Holdings Co Ltd(b)	135,604
24,300	DCM Holdings Co Ltd	235,034
36,400	Denso Corp	697,121
12,216	Deutsche Lufthansa AG(b)	96,010
484	D'ieteren Group	107,304
11,311	Entain PLC	113,477
52,300	Europris ASA(a)(b)	376,659
3,494	Evolution AB(a)	433,969
3,400	Fast Retailing Co Ltd	1,053,409
Shares		Fair Value
Consumer, Cyclical — (continued)
2,403	Ferrari NV	$ 1,047,797
3,374	Flutter Entertainment PLC(b)	668,743
74,400	Frasers Group PLC(b)	762,973
45,000	Galaxy Entertainment Group Ltd	226,218
125,893	Genting Singapore Ltd	82,565
13,252	H & M Hennes & Mauritz AB Class B	216,088
177,800	Harvey Norman Holdings Ltd	596,695
604	Hermes International SCA	1,543,697
265,400	Honda Motor Co Ltd	3,283,978
2,600	Hornbach Holding AG & Co KGaA	208,874
1,900	Hoshizaki Corp	69,325
90,300	IDOM Inc(b)	622,759
3,200	Iida Group Holdings Co Ltd	41,413
1,171	IMCD NV	206,108
20,929	Industria de Diseno Textil SA	1,053,910
3,079	InterContinental Hotels Group PLC	319,867
89,700	Isuzu Motors Ltd	1,212,515
37,400	ITOCHU Corp	1,606,689
24,800	Iveco Group NV(b)	369,451
2,400	Japan Airlines Co Ltd	45,571
40,600	Jardine Cycle & Carriage Ltd	726,927
19,400	JB Hi-Fi Ltd	812,131
51,327	JD Sports Fashion PLC	87,165
123,600	JVCKenwood Corp	760,585
3,400	Kaufman & Broad SA(b)	99,127
1,389	Kering SA	550,162
400,326	Kingfisher PLC	1,259,430
3,400	Kohnan Shoji Co Ltd	98,059
3,900	Koito Manufacturing Co Ltd	52,571
23,400	Komeri Co Ltd	533,536
1,748	La Francaise des Jeux SAEM(a)	71,245
40,516	Lottery Corp Ltd	135,874
5,264	LVMH Moet Hennessy Louis Vuitton SE	4,736,545
121,800	Marubeni Corp	2,109,534
6,200	MatsukiyoCocokara & Co	99,553
10,400	Mazda Motor Corp	120,532
1,400	McDonald's Holdings Co Japan Ltd	62,954
39,394	Mercedes-Benz Group AG	3,137,227
113,400	Mitsubishi Corp	2,620,813
43,100	Mitsui & Co Ltd	2,014,993
31,600	Mitsui-Soko Holdings Co Ltd	976,380
3,937	Moncler SpA	293,783
2,279	Next PLC	265,593
19,800	Nintendo Co Ltd	1,080,379
49,200	Nissan Motor Co Ltd	194,954
24,300	Niterra Co Ltd	806,757
1,500	Nitori Holdings Co Ltd	227,328
15,400	Okamura Corp	227,006
21,200	Oriental Land Co Ltd	679,157
7,600	Pan Pacific International Holdings Corp	201,413
43,000	Panasonic Holdings Corp	410,382

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
8,037	Pandora A/S	$ 1,297,220
6,410	Persimmon PLC	106,240
173,500	Pets at Home Group PLC	587,312
175,100	Piaggio & C SpA	553,728
138,955	Pirelli & C SpA(a)	850,824
102,024	Puma SE	4,617,239
225,954	Qantas Airways Ltd(b)	802,166
98	Rational AG	84,437
68,600	Redrow PLC	575,779
3,925	Reece Ltd	71,866
3,727	Renault SA	188,065
49,272	Rexel SA	1,330,981
230,000	RS Group PLC	2,108,307
40,400	Sands China Ltd(b)	113,978
93,500	Sankyo Co Ltd	1,021,374
438	SEB SA	56,039
7,200	Sekisui Chemical Co Ltd	105,340
11,300	Sekisui House Ltd	257,388
2,932	Seven Group Holdings Ltd(b)	77,914
6,200	Sharp Corp(b)	34,531
1,400	Shimano Inc	208,269
29,600	Singapore Airlines Ltd	140,289
1,856	Sodexo SA	159,103
30,200	Sojitz Corp	796,643
24,000	Sony Group Corp	2,058,017
85,332	Stellantis NV	2,424,664
56,100	Subaru Corp	1,270,544
63,400	Sumitomo Corp	1,527,176
13,100	Sumitomo Electric Industries Ltd	202,989
22,200	Sumitomo Forestry Co Ltd	700,140
62,900	Super Retail Group Ltd	660,057
30,800	Suzuki Motor Corp	351,652
6,570	Swatch Group AG	1,309,958
67,688	Taylor Wimpey PLC	116,981
1,800	Toho Co Ltd	59,769
39,600	Tokmanni Group Corp	648,516
30,300	Toyota Boshoku Corp	516,332
2,600	Toyota Industries Corp	272,041
202,100	Toyota Motor Corp	5,108,071
3,800	Toyota Tsusho Corp	260,949
15,693	Universal Music Group NV	471,582
6,600	USS Co Ltd	54,563
13,900	Valor Holdings Co Ltd(b)	227,197
667	Volkswagen AG	101,890
4,233	Volvo AB Class A	116,563
124,218	Volvo AB Class B	3,366,488
10,764	Volvo Car AB Class B(b)	40,752
96,900	VTech Holdings Ltd	587,728
21,630	Wesfarmers Ltd	964,152
3,545	Whitbread PLC	148,164
2,300	Yamaha Corp	49,645
126,000	Yamaha Motor Co Ltd	1,160,658
27,100	Yokohama Rubber Co Ltd	730,957
231,000	Yue Yuen Industrial Holdings Ltd	324,658
4,756	Zalando SE(a)(b)	136,000
Shares		Fair Value
Consumer, Cyclical — (continued)
1,500	Zensho Holdings Co Ltd	$ 62,378
		102,789,972
Consumer, Non-Cyclical — 22.28%
15,507	Adecco Group AG	613,493
424	Adyen NV(a)(b)	716,196
12,400	Aeon Co Ltd	294,152
9,000	Ajinomoto Co Inc	336,092
39,526	Alcon Inc	3,269,254
58,375	Amadeus IT Group SA	3,747,495
2,021	Amplifon SpA	73,671
16,557	Anheuser-Busch InBev SA	1,007,894
9,500	Arcs Co Ltd	196,192
1,093	Argenx SE(b)	430,942
9,300	Asahi Group Holdings Ltd	341,495
143,500	Asahi Intecc Co Ltd	2,514,090
8,219	Ashtead Group PLC	585,224
35,500	Astellas Pharma Inc	381,367
29,548	AstraZeneca PLC	3,968,842
18,100	Austevoll Seafood ASA	142,407
788	Bachem Holding AG	75,461
68	Barry Callebaut AG	98,777
32,996	Bayer AG	1,010,492
1,938	Beiersdorf AG	282,169
653	BioMerieux	72,022
26,266	Brambles Ltd	276,426
69,166	British American Tobacco PLC	2,098,824
6,147	Bureau Veritas SA	187,690
873	Carl Zeiss Meditec AG	108,973
1,861	Carlsberg AS Class B	254,855
27,057	Carrefour SA	464,146
26	Chocoladefabriken Lindt & Spruengli AG	528,530
13,100	Chugai Pharmaceutical Co Ltd	500,622
193,500	CK Hutchison Holdings Ltd	931,247
92,300	Cloetta AB Class B	156,858
14,702	Coca-Cola Europacific Partners PLC	1,028,405
48,896	Coca-Cola HBC AG	1,544,508
9,181	Cochlear Ltd	2,019,184
24,228	Coles Group Ltd	267,458
2,417	Coloplast A/S Class B	326,336
23,209	CSL Ltd	4,354,636
3,900	Dai Nippon Printing Co Ltd	119,440
165,300	Daiichi Sankyo Co Ltd	5,259,664
12,274	Danone SA	793,453
12,178	Davide Campari-Milano NV	122,389
2,079	Demant A/S(b)	103,333
42,610	Diageo PLC	1,576,393
530	DiaSorin SpA	51,148
2,976	EBOS Group Ltd	60,865
4,977	Edenred SE	265,746
4,800	Eisai Co Ltd	197,706
101,200	Elders Ltd	618,474
30,748	Endeavour Group Ltd	110,398
5,623	EssilorLuxottica SA	1,271,992
11,081	Essity AB Class B	263,220
2,788	Eurofins Scientific SE	177,597

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
200,000	Evotec SE(b)	$ 3,117,072
77,171	Experian PLC	3,361,590
548,400	First Resources Ltd	556,412
11,889	Fisher & Paykel Healthcare Corp Ltd	182,194
3,582	Fresenius Medical Care AG	137,638
29,777	Fresenius SE & Co KGaA	802,993
21,900	FUJIFILM Holdings Corp	491,756
11,233	Genmab A/S(b)	3,367,975
5,097	Getinge AB Class B	102,515
4,834	Grifols SA(b)	43,482
229,838	GSK PLC	4,934,129
132,659	Haleon PLC	555,860
2,664	Heineken Holding NV	214,996
5,381	Heineken NV	518,771
1,894	Henkel AG & Co KGaA	136,470
41,395	Hikma Pharmaceuticals PLC	1,001,124
4,461	IDP Education Ltd	52,074
60,632	Imperial Brands PLC	1,355,020
146,900	Inghams Group Ltd	343,666
3,179	Intertek Group PLC	200,071
3,843	Ipsen SA	457,304
22,020	Itoham Yonekyu Holdings Inc	578,496
287,140	J Sainsbury PLC	980,058
23,100	Japan Tobacco Inc	615,890
2,217	JDE Peet's NV	46,545
4,983	Jeronimo Martins SGPS SA	98,864
31,700	Kanamoto Co Ltd	565,428
9,100	Kao Corp	340,051
2,950	Kerry Group PLC Class A	252,775
5,495	Kesko OYJ Class B	102,724
13,500	Kikkoman Corp	173,266
15,100	Kirin Holdings Co Ltd	209,985
2,500	Kobe Bussan Co Ltd	61,258
68,722	Koninklijke Ahold Delhaize NV	2,056,292
15,025	Koninklijke Philips NV	300,711
5,600	Kyowa Kirin Co Ltd	100,750
4,785	Lifco AB Class B	124,957
1,420	Lonza Group AG	848,590
20,500	Loomis AB	572,185
4,587	L'Oreal SA	2,172,280
9	Lotus Bakeries NV	86,902
214,900	Marks & Spencer Group PLC	719,400
50,228	Medibank Pvt Ltd(b)	123,065
4,400	MEIJI Holdings Co Ltd	96,064
2,517	Merck KGaA	443,838
21,600	Metcash Ltd	55,049
456,500	Mitie Group PLC	603,827
35,146	Mowi ASA	645,587
50,895	Nestle SA	5,407,592
9,236	Nexi SpA(a)(b)	58,518
3,300	Nissin Foods Holdings Co Ltd	90,975
78,100	Nissui Corp(b)	489,678
305	NMC Health PLC(b)(d)	19
89,971	Novartis AG	8,714,451
62,204	Novo Nordisk A/S Class B	7,979,119
9,286	Ocado Group PLC(b)	53,242
22,700	Olympus Corp	326,842
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,100	Ono Pharmaceutical Co Ltd	$ 1,001,120
1,650	Orion OYJ Class B	61,507
49,455	Orkla ASA	349,287
30,400	Otsuka Holdings Co Ltd	1,262,764
3,809	Pernod Ricard SA	616,619
4,361	QIAGEN NV	186,379
3,242	Ramsay Health Care Ltd	119,351
7,863	Randstad NV	415,212
13,718	Reckitt Benckiser Group PLC	781,821
2,069	Recordati Industria Chimica e Farmaceutica SpA	114,246
27,400	Recruit Holdings Co Ltd	1,203,046
107,600	Redde Northgate PLC(b)	517,425
35,936	RELX PLC	1,549,301
458	Remy Cointreau SA	46,247
50,573	Rentokil Initial PLC	300,618
21,347	Roche Holding AG	5,459,692
1,157	Salmar ASA	76,360
16,237	Sandoz Group AG(b)	490,126
48,397	Sanofi SA	4,708,293
60,700	Santen Pharmaceutical Co Ltd	596,943
548	Sartorius Stedim Biotech	156,305
7,500	Scandinavian Tobacco Group A/S(a)	134,296
4,200	Secom Co Ltd	304,723
73,544	Securitas AB Class B	758,168
43,700	Seven & i Holdings Co Ltd	636,966
2,816	SGS SA	273,385
21,800	Shionogi & Co Ltd	1,114,019
7,800	Shiseido Co Ltd	214,035
5,624	Siemens Healthineers AG(a)	343,951
16,381	Smith & Nephew PLC	205,032
2,800	Societe BIC SA	200,078
174,000	Sonae SGPS SA(b)	165,128
9,314	Sonic Healthcare Ltd	178,482
969	Sonova Holding AG	280,616
2,126	Straumann Holding AG	339,220
47,800	Suedzucker AG	685,355
12,000,000	Sumber Alfaria Trijaya Tbk PT	2,203,367
2,200	Suntory Beverage & Food Ltd	74,415
3,459	Swedish Orphan Biovitrum AB(b)	86,346
9,600	Sysmex Corp	171,311
30,700	Takeda Pharmaceutical Co Ltd	853,886
8,000	Tecan Group AG	3,314,637
26,200	Terumo Corp	479,425
533,738	Tesco PLC	1,998,425
20,940	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	295,464
4,700	TOPPAN Holdings Inc	117,815
58,867	Transurban Group	510,677
14,620	Treasury Wine Estates Ltd	118,591
2,388	UCB SA	294,792
8,100	Unicharm Corp	257,874
47,660	Unilever PLC	2,392,315
832,000	United Laboratories International Holdings Ltd	953,185
1,123,943	WH Group Ltd(a)	741,893

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
42,100	Wilmar International Ltd	$ 106,939
11,910	Wise PLC Class A	139,190
23,658	Woolworths Group Ltd	511,391
4,131	Worldline SA(a)(b)	51,107
4,700	Yakult Honsha Co Ltd	96,061
		145,841,850
Diversified — 0.02%
2,800	Jardine Matheson Holdings Ltd	102,564
Energy — 4.75%
5,641	Aker BP ASA	141,485
4,740	Ampol Ltd	122,956
22,364	APA Group	122,577
371,200	Beach Energy Ltd	445,199
559,771	BP PLC	3,511,325
1,819	DCC PLC(b)	132,297
198,200	ENEOS Holdings Inc	954,898
112,428	Eni SpA	1,780,194
50,247	Equinor ASA	1,347,343
7,950	Galp Energia SGPS SA	131,433
18,000	Idemitsu Kosan Co Ltd	123,411
59,500	Inpex Corp	904,471
7,537	Neste OYJ	204,368
217,200	New Hope Corp Ltd	658,000
16,331	OMV AG	773,480
131,390	Repsol SA	2,193,067
23,800	Rubis SCA	840,290
63,736	Santos Ltd	322,688
624,189	Seatrium Ltd(b)	36,480
240,696	Shell PLC(b)	7,984,641
89,482	TotalEnergies SE	6,155,432
19,036	Vestas Wind Systems A/S(b)	530,983
204,700	Whitehaven Coal Ltd	946,646
36,192	Woodside Energy Group Ltd	721,391
		31,085,055
Financial — 19.83%
64,455	3i Group PLC	2,284,591
108,815	ABN AMRO Bank NV(a)	1,862,075
31,402	abrdn PLC	55,919
4,736	Admiral Group PLC	169,667
159,099	Aegon Ltd	970,638
3,835	AerCap Holdings NV(b)	333,300
17,711	Ageas SA	820,475
216,600	AIA Group Ltd	1,456,976
32,251	AIB Group PLC	163,721
11,092	Allianz SE	3,324,475
1,167	Amundi SA(a)	80,158
135,027	ANZ Group Holdings Ltd	2,587,936
15,903	ASR Nederland NV	779,405
19,568	Assicurazioni Generali SpA	495,335
4,046	ASX Ltd	175,041
87,339	Aviva PLC	547,915
64,719	AXA SA	2,430,581
813	Azrieli Group Ltd	58,663
Shares		Fair Value
Financial — (continued)
3,161	Baloise Holding AG	$ 495,663
252,111	Banco Bilbao Vizcaya Argentaria SA	3,002,273
25,045	Banco BPM SpA	166,632
597,917	Banco Santander SA	2,920,494
24,417	Bank Hapoalim BM	228,823
28,424	Bank Leumi Le-Israel BM	236,274
109,828	Bank of Ireland Group PLC	1,120,807
545	Banque Cantonale Vaudoise	63,403
288,862	Barclays PLC	669,407
16,500	BAWAG Group AG(a)	1,044,313
39,786	BNP Paribas SA	2,832,569
74,000	BOC Hong Kong Holdings Ltd	198,415
69,033	CaixaBank SA	334,989
69,900	CapitaLand Ascendas REIT	143,384
91,977	CapitaLand Integrated Commercial Trust REIT(b)	134,862
47,800	Capitaland Investment Ltd	94,852
12,200	Chiba Bank Ltd(b)	101,518
40,000	CK Asset Holdings Ltd	164,827
19,492	Commerzbank AG	267,903
31,921	Commonwealth Bank of Australia	2,503,860
9,466	Computershare Ltd	161,233
23,200	Concordia Financial Group Ltd	116,608
924	Covivio SA REIT	47,627
65,775	Credit Agricole SA	981,230
34,300	Credit Saison Co Ltd	707,500
17,700	Dai-ichi Life Holdings Inc	451,430
1,200	Daito Trust Construction Co Ltd	136,899
25,800	Daiwa Securities Group Inc	196,295
44,691	Danske Bank A/S	1,341,464
70,300	DBS Group Holdings Ltd	1,876,154
118,248	Deutsche Bank AG	1,862,442
3,683	Deutsche Boerse AG	754,244
21,819	Dexus REIT	112,424
61,698	DNB Bank ASA	1,226,405
6,762	EQT AB	214,082
22,007	Erste Group Bank AG	980,805
34,400	ESR Group Ltd(a)	36,856
889	Eurazeo SE	77,899
1,583	Euronext NV(a)	150,655
1,868	EXOR NV	207,884
13,422	Fastighets AB Balder Class B(b)	98,591
11,912	FinecoBank Banca Fineco SpA	178,404
1,000	Futu Holdings Ltd ADR	54,150
821	Gecina SA REIT	83,861
3,313	Gjensidige Forsikring ASA(b)	48,086
71	GLP J-REIT	59,498
32,836	Goodman Group REIT	723,287
40,132	GPT Group REIT	119,433
1,697	Groupe Bruxelles Lambert NV	128,290
134,400	Gunma Bank Ltd	763,055
34,000	Hang Lung Properties Ltd	34,964
15,600	Hang Seng Bank Ltd	171,003
1,120	Hannover Rueck SE	306,687
6,886	Hargreaves Lansdown PLC	63,892

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
338,000	Helia Group Ltd	$ 861,178
742	Helvetia Holding AG	102,300
24,000	Henderson Land Development Co Ltd	68,536
22,600	Hong Kong Exchanges & Clearing Ltd	658,525
17,300	Hongkong Land Holdings Ltd	51,208
616,762	HSBC Holdings PLC	4,820,336
7,300	Hulic Co Ltd(b)	74,973
2,036	Industrivarden AB Class A	70,018
2,429	Industrivarden AB Class C(b)	83,525
124,447	ING Groep NV	2,048,813
42,006	Insurance Australia Group Ltd(b)	175,220
100,000	Intermediate Capital Group PLC	2,588,884
278,796	Intesa Sanpaolo SpA	1,012,182
94,800	Investec PLC	635,324
33,194	Investor AB Class B	832,981
23,331	Israel Discount Bank Ltd Class A	120,659
16,500	Jaccs Co Ltd	599,410
9,200	Japan Exchange Group Inc	249,186
110	Japan Metropolitan Fund Invest REIT	68,540
26,200	Japan Post Bank Co Ltd	281,528
174,500	Japan Post Holdings Co Ltd	1,758,110
3,300	Japan Post Insurance Co Ltd	63,080
24	Japan Real Estate Investment Corp REIT	85,556
12,448	Julius Baer Group Ltd	721,964
11,600	Jyske Bank A/S	982,586
4,946	KBC Group NV	370,813
70	KDX Realty Investment Corp REIT(b)	74,402
3,748	Klepierre SA REIT	97,019
1,231	L E Lundbergforetagen AB Class B	66,632
14,023	Land Securities Group PLC REIT	116,439
1,545	LEG Immobilien SE(b)	132,702
230,644	Legal & General Group PLC	740,693
52,067	Link REIT	224,222
2,351,918	Lloyds Banking Group PLC	1,537,848
7,939	London Stock Exchange Group PLC	949,732
41,933	M&G PLC	116,661
26,973	Macquarie Group Ltd	3,508,574
230,800	Mapfre SA	583,505
52,506	Mapletree Logistics Trust REIT	56,769
53,800	Mapletree Pan Asia Commercial Trust REIT	50,993
49,900	McMillan Shakespeare Ltd	638,049
59,348	Mediobanca Banca di Credito Finanziario SpA(b)	884,375
60,700	Mercialys SA REIT	707,120
78,534	Mirvac Group REIT	120,708
22,300	Mitsubishi Estate Co Ltd	406,885
159,400	Mitsubishi HC Capital Inc	1,111,758
Shares		Fair Value
Financial — (continued)
336,300	Mitsubishi UFJ Financial Group Inc	$ 3,421,550
51,600	Mitsui Fudosan Co Ltd	556,324
3,059	Mizrahi Tefahot Bank Ltd	114,681
101,500	Mizuho Financial Group Inc	2,007,194
24,900	MS&AD Insurance Group Holdings Inc	439,673
2,601	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,269,658
59,460	National Australia Bank Ltd	1,346,295
393,153	NatWest Group PLC	1,316,306
26	Nippon Building Fund Inc REIT	104,003
35	Nippon Prologis Inc REIT	62,349
36,272	NN Group NV	1,674,505
56,800	Nomura Holdings Inc	363,550
2,500	Nomura Real Estate Holdings Inc	70,628
65	Nomura Real Estate Master Fund Inc REIT	64,274
132,313	Nordea Bank Abp	1,475,392
76,400	ORIX Corp	1,671,002
64,500	Oversea-Chinese Banking Corp Ltd	644,476
422	Partners Group Holding AG	602,821
15,571	Phoenix Group Holdings PLC	108,684
52,411	Prudential PLC	491,408
28,682	QBE Insurance Group Ltd	339,041
979	REA Group Ltd	118,290
40,700	Resona Holdings Inc	250,893
18,800	Ricoh Leasing Co Ltd(b)	654,877
3,492	Sagax AB Class B	92,120
8,390	Sampo OYJ Class A	357,887
4,600	SBI Holdings Inc	120,659
103,337	Scentre Group REIT	228,222
18,580	Schroders PLC	88,247
25,206	Segro PLC REIT	287,323
7,500	Shizuoka Financial Group Inc	71,366
16,600	Singapore Exchange Ltd	113,284
57,735	Sino Land Co Ltd	60,023
30,706	Skandinaviska Enskilda Banken AB Class A	415,991
34,132	Societe Generale SA	914,502
260	Sofina SA	58,305
16,500	Sompo Holdings Inc	345,841
11,321	St James's Place PLC	66,402
122,340	Standard Chartered PLC	1,036,854
267,891	Stockland REIT	846,500
45,300	Sumitomo Mitsui Financial Group Inc	2,648,813
12,400	Sumitomo Mitsui Trust Holdings Inc	267,178
4,900	Sumitomo Realty & Development Co Ltd	182,572
26,500	Sun Hung Kai Properties Ltd	255,981
23,373	Suncorp Group Ltd	249,481
563,639	Supermarket Income Reit PLC REIT	551,332
92,533	Svenska Handelsbanken AB Class A	935,507

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
50,626	Swedbank AB Class A	$ 1,004,812
7,500	Swire Pacific Ltd Class A	61,743
29,200	Swire Properties Ltd	61,420
1,580	Swiss Life Holding AG	1,108,200
1,621	Swiss Prime Site AG	152,904
20,007	Swiss Re AG	2,573,598
5,500	Sydbank AS(b)	285,131
9,700	T&D Holdings Inc	168,627
1,379	Talanx AG	109,241
34,400	Tokio Marine Holdings Inc	1,078,311
6,270	Tryg A/S	129,252
135,594	UBS Group AG	4,175,066
2,275	Unibail-Rodamco-Westfield REIT(b)	183,016
76,919	UniCredit SpA	2,921,339
43,100	UnipolSai Assicurazioni SpA	124,867
59,900	United Overseas Bank Ltd	1,302,228
1,400	Valiant Holding AG	164,240
81,264	Vicinity Ltd REIT	112,797
13,406	Vonovia SE	396,172
3,392	Warehouses De Pauw CVA REIT	96,723
4,657	Washington H Soul Pattinson & Co Ltd(b)	101,953
66,744	Westpac Banking Corp	1,135,190
19,000	Wharf Holdings Ltd	62,461
32,000	Wharf Real Estate Investment Co Ltd	104,189
2,789	Zurich Insurance Group AG	1,506,658
		129,788,399
Industrial — 14.68%
30,495	ABB Ltd	1,414,672
412	Acciona SA	50,141
4,321	ACS Actividades de Construccion y Servicios SA	180,957
1,366	Aena SME SA(a)	269,040
719	Aeroports de Paris SA(b)	98,586
12,300	AGC Inc	446,273
11,301	Airbus SE	2,081,976
5,421	Alfa Laval AB	213,015
6,147	Alstom SA	93,609
58,900	Amada Co Ltd	674,537
60	AP Moller - Maersk A/S Class A	76,879
69	AP Moller - Maersk A/S Class B	89,965
19,106	Assa Abloy AB Class B	548,310
51,280	Atlas Copco AB Class A	866,045
29,202	Atlas Copco AB Class B	431,312
22,950	Auckland International Airport Ltd	114,491
41,340	Aurizon Holdings Ltd	107,792
2,800	Azbil Corp	77,464
57,806	BAE Systems PLC	984,961
140,200	Balfour Beatty PLC	675,961
8,482	Beijer Ref AB	125,940
3,600	Bekaert SA	184,594
14,700	Bilfinger SE	686,587
Shares		Fair Value
Industrial — (continued)
30,421	Bouygues SA	$ 1,241,937
102,500	bpost SA	383,058
38,500	Brother Industries Ltd	714,030
1,600	Bucher Industries AG	703,574
12,000	Cargotec OYJ Class B	836,695
9,100	Cellnex Telecom SA(a)	321,911
15,300	Central Japan Railway Co	379,981
35,100	Chemring Group PLC	160,593
15,600	Cia de Distribucion Integral Logista Holdings SA	435,986
36,289	Cie de Saint-Gobain SA(b)	2,816,535
15,000	CK Infrastructure Holdings Ltd	87,853
13,336	CRH PLC	1,150,692
16,500	D/S Norden A/S	674,356
6,000	Daifuku Co Ltd	143,817
5,100	Daikin Industries Ltd	696,358
378	Dassault Aviation SA	83,225
49,117	Deutsche Post AG	2,116,821
10,000	Dfds A/S	290,699
161,100	DS Smith PLC	805,642
22,340	DSV A/S	3,631,471
18,000	East Japan Railway Co	345,332
1,373	Eiffage SA	155,825
520	Elbit Systems Ltd	108,603
12,872	Epiroc AB Class A	241,641
7,219	Epiroc AB Class B	122,253
18,200	FANUC Corp	507,716
9,707	Ferrovial SE	384,319
480,200	Firstgroup PLC	1,093,489
400	Forbo Holding AG	510,811
2,400	Fuji Electric Co Ltd	161,051
102,700	Fujikura Ltd	1,517,920
2,797	GEA Group AG	118,258
642	Geberit AG	379,412
6,840	Getlink SE	116,461
7,787	Halma PLC	232,424
4,900	Hankyu Hanshin Holdings Inc	140,587
78,500	Hazama Ando Corp	611,346
15,002	Heidelberg Materials AG	1,651,446
39,784	Hexagon AB Class B	470,284
700	Hirose Electric Co Ltd	71,932
1,900	Hitachi Construction Machinery Co Ltd	57,326
17,700	Hitachi Ltd	1,617,434
38,613	Holcim AG	3,498,214
48,200	Hosiden Corp	613,729
6,600	Hoya Corp	825,468
5,015	Husqvarna AB Class B	42,913
2,000	Ibiden Co Ltd	89,574
5,279	Indutrade AB	143,783
5,403	Infrastrutture Wireless Italiane SpA(a)	61,313
900	Interroll Holding AG	2,990,808
2,478	Investment AB Latour Class B	65,143
8,023	James Hardie Industries PLC(b)	322,471
3,500	JSR Corp	100,180
21,500	Jungheinrich AG	795,454
13,300	Kaga Electronics Co Ltd(b)	565,476
7,700	Kajima Corp	158,040

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
23,500	Kamigumi Co Ltd	$ 517,882
6,600	Kawasaki Kisen Kaisha Ltd	88,751
2,700	Keisei Electric Railway Co Ltd	109,796
30,200	Keppel Ltd	164,108
3,800	Keyence Corp	1,764,191
3,024	Kingspan Group PLC	275,416
3,900	Kintetsu Group Holdings Co Ltd	113,594
1,546	Knorr-Bremse AG	116,932
54,400	Komatsu Ltd	1,609,739
6,797	Kone OYJ Class B	316,654
19,800	Konecranes OYJ	1,027,745
1,587	Kongsberg Gruppen ASA	109,579
18,300	Kubota Corp	287,122
1,093	Kuehne + Nagel International AG	304,093
25,100	Kyocera Corp	336,619
5,060	Legrand SA	535,839
43,095	Leonardo SpA	1,082,707
4,100	Makita Corp	116,524
26,893	Melrose Industries PLC	228,278
63,600	Metsa Board OYJ Class B(b)	481,827
12,021	Metso OYJ	142,796
6,900	MINEBEA MITSUMI Inc	135,344
4,500	MISUMI Group Inc	62,690
36,400	Mitsubishi Electric Corp	609,298
63,000	Mitsubishi Heavy Industries Ltd	570,990
6,100	Mitsui OSK Lines Ltd	186,090
28,500	MTR Corp Ltd	94,163
11,023	MTU Aero Engines AG	2,795,731
32,800	Murata Manufacturing Co Ltd	613,439
28,789	Nibe Industrier AB Class B	141,567
8,000	Nidec Corp	331,754
9,800	Nippon Express Holdings Inc	500,242
9,300	Nippon Yusen KK	255,323
11,500	Obayashi Corp	136,740
6,500	Odakyu Electric Railway Co Ltd	89,601
3,400	Omron Corp	121,744
9,317	Orica Ltd	110,819
3,000	Per Aarsleff Holding A/S	149,700
9,763	Poste Italiane SpA(a)	122,274
5,260	Prysmian SpA	274,331
90,500	QinetiQ Group PLC	416,666
844	Rheinmetall AG	474,685
4,100	ROCKWOOL A/S Class B	1,349,005
157,576	Rolls-Royce Holdings PLC(b)	847,617
1,706	Saab AB Class B	151,754
6,515	Safran SA	1,475,468
20,784	Sandvik AB	461,421
5,200	Sankyu Inc(b)	178,973
1,310	Schindler Holding AG	326,058
10,373	Schneider Electric SE	2,345,098
1,400	SCREEN Holdings Co Ltd	181,517
33,200	Seino Holdings Co Ltd	455,664
5,200	SG Holdings Co Ltd	65,853
4,400	Shimadzu Corp	122,558
9,300	Shimizu Corp	60,057
14,486	Siemens AG(b)	2,765,949
Shares		Fair Value
Industrial — (continued)
9,503	Siemens Energy AG(b)	$ 174,416
156,446	SIG Group AG	3,469,075
22,025	Signify NV(a)	678,031
14,919	Sika AG	4,439,155
33,700	Singapore Technologies Engineering Ltd	100,335
30,000	SITC International Holdings Co Ltd	54,848
5,851	Skanska AB Class B	104,198
65,982	SKF AB Class B	1,347,010
1,000	SMC Corp	564,160
6,291	Smiths Group PLC	130,363
1,518	Spirax-Sarco Engineering PLC	192,502
9,915	Stora Enso OYJ Class R	137,879
24,700	Sumitomo Heavy Industries Ltd	777,783
12,134	Svenska Cellulosa AB SCA Class B	186,548
3,200	Taisei Corp	116,637
7,500	TDK Corp	368,310
26,000	Techtronic Industries Co Ltd	353,284
9,358	Tenaris SA	185,020
1,847	Thales SA	314,878
3,000	Tobu Railway Co Ltd	75,015
10,400	Tokyu Corp	126,639
2,200	TOTO Ltd	61,677
23,400	Tsubakimoto Chain Co(b)	788,311
513	VAT Group AG(a)	265,013
16,600	Verallia SA(a)	645,392
9,543	Vinci SA	1,224,644
8,905	Wartsila OYJ Abp	135,334
7,800	West Japan Railway Co	162,553
21,500	Wienerberger AG	783,157
4,400	Yamato Holdings Co Ltd	63,327
4,200	Yaskawa Electric Corp	178,814
4,800	Yokogawa Electric Corp	110,541
		96,082,001
Technology — 7.66%
14,500	Advantest Corp	644,131
15,000	Altium Ltd	637,157
905	ASM International NV	554,226
10,485	ASML Holding NV	10,164,841
1,571	BE Semiconductor Industries NV	240,645
1,805	Bechtle AG	95,402
29,800	Bell System24 Holdings Inc	309,515
47,000	Canon Inc	1,400,368
6,600	Capcom Co Ltd	123,645
2,962	Capgemini SE	681,590
1,696	Check Point Software Technologies Ltd(b)	278,161
21,000	Computacenter PLC(b)	713,450
10,841	CyberArk Software Ltd(b)	2,879,695
12,961	Dassault Systemes SE	573,749
8,800	Disco Corp	3,216,695
34,100	Ferrotec Holdings Corp	663,440
33,000	Fujitsu Ltd	528,132
1,729	Global-e Online Ltd(b)	62,849

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
2,600	Hamamatsu Photonics KK	$ 91,667
37,200	Indra Sistemas SA	770,957
49,348	Infineon Technologies AG	1,678,111
190,000	Keywords Studios PLC	3,119,904
25,000	Kinaxis Inc(b)	2,842,272
1,900	Konami Group Corp	129,426
1,500	Lasertec Corp	427,545
3,012	Logitech International SA	269,903
15,500	Monday.com Ltd(b)	3,500,985
4,400	NEC Corp	321,224
957	Nemetschek SE	94,727
7,500	Nexon Co Ltd	124,661
7,900	Nomura Research Institute Ltd	223,165
12,000	NTT Data Group Corp	190,775
1,300	Obic Co Ltd	196,366
800	Oracle Corp Japan	60,161
4,600	Otsuka Corp	97,605
341,000	PAX Global Technology Ltd	268,813
27,100	Renesas Electronics Corp	482,940
84,300	Ricoh Co Ltd	748,997
5,400	Rohm Co Ltd	86,610
18,690	Sage Group PLC	298,586
19,904	SAP SE	3,875,699
3,000	SCSK Corp	55,763
55,700	Seiko Epson Corp	974,334
65,415	Serco Group PLC	156,540
800	Sopra Steria Group SACA	193,875
1,700	Square Enix Holdings Co Ltd	65,562
40,849	STMicroelectronics NV	1,758,076
7,000	SUMCO Corp	110,675
1,174	Teleperformance SE	114,037
1,427	Temenos AG	102,074
3,800	TietoEVRY OYJ(b)	80,410
4,500	TIS Inc(b)	96,551
8,900	Tokyo Electron Ltd	2,317,998
3,077	WiseTech Global Ltd(b)	188,198
2,714	Xero Ltd(b)	235,655
		50,118,538
Utilities — 2.01%
317,900	A2A SpA	573,482
384	BKW AG	59,008
93,538	Centrica PLC	150,730
12,500	Chubu Electric Power Co Inc	163,452
30,500	CLP Holdings Ltd	243,275
102,600	Drax Group PLC	649,036
43,649	E.ON SE	607,680
56,572	EDP - Energias de Portugal SA	220,724
5,541	EDP Renovaveis SA	75,038
502	Elia Group SA	54,189
5,943	Enagas SA	88,288
5,465	Endesa SA	101,329
155,033	Enel SpA(b)	1,023,453
132,914	Engie SA	2,227,294
8,648	Fortum OYJ(b)	106,770
194,000	Hong Kong & China Gas Co Ltd	147,046
Shares		Fair Value
Utilities — (continued)
116,976	Iberdrola SA(b)	$ 1,452,888
260,400	Iren SpA	532,719
14,700	Kansai Electric Power Co Inc	209,752
12,456	Mercury NZ Ltd	51,572
20,561	Meridian Energy Ltd	72,599
71,446	National Grid PLC	962,211
33,003	Origin Energy Ltd	197,975
3,522	Orsted AS(a)(b)	196,805
8,400	Osaka Gas Co Ltd	188,966
25,000	Power Assets Holdings Ltd	146,465
7,372	Redeia Corp SA	125,922
12,176	RWE AG	413,830
19,500	Sembcorp Industries Ltd	77,954
4,982	Severn Trent PLC	155,392
40,625	Snam SpA	191,820
21,246	SSE PLC	442,802
25,797	Terna - Rete Elettrica Nazionale	213,231
32,400	Tokyo Electric Power Co Holdings Inc(b)	196,931
7,100	Tokyo Gas Co Ltd	161,403
12,840	United Utilities Group PLC	166,757
13,513	Veolia Environnement SA	439,604
1,215	Verbund AG	88,769
		13,177,161
TOTAL COMMON STOCK — 97.31% (Cost $568,201,029)		$636,895,470
PREFERRED STOCK
Consumer, Cyclical — 0.44%
1,144	Bayerische Motoren Werke AG	122,754
2,154	Dr Ing hc F Porsche AG(a)	214,233
3,140	Porsche Automobil Holding SE	166,338
99,600	Schaeffler AG	671,868
13,230	Volkswagen AG	1,754,622
		2,929,815
Consumer, Non-Cyclical — 0.04%
3,082	Henkel AG & Co KGaA	247,720
Industrial — 0.03%
473	Sartorius AG	187,834
TOTAL PREFERRED STOCK — 0.51% (Cost $3,426,814)		$3,365,369
EXCHANGE TRADED FUNDS
35,000	iShares MSCI EAFE ETF(c)	2,795,100

TOTAL EXCHANGE TRADED FUNDS — 0.43% (Cost $2,766,411)		$2,795,100

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.15%
$ 1,008,300	U.S. Treasury Bills(e) 5.29%, 05/23/2024	$ 1,000,212
Repurchase Agreements — 0.35%
255,241	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $255,241 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(f)	255,241
997,738	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $997,738 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(f)	997,738
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 997,738	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $997,738 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(f)	$ 997,738
		2,250,717
TOTAL SHORT TERM INVESTMENTS — 0.50% (Cost $3,250,929)		$3,250,929
TOTAL INVESTMENTS — 98.75% (Cost $577,645,183)		$646,306,868
OTHER ASSETS & LIABILITIES, NET — 1.25%		$8,198,589
TOTAL NET ASSETS — 100.00%		$654,505,457

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	46	USD	5,421	Jun 2024	$31,955
				Net Appreciation	$31,955
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	9,195	AUD	14,008	04/11/2024	$64
CGM	USD	79,722	EUR	73,292	04/03/2024	633
CGM	USD	15,127	GBP	11,981	04/11/2024	4
CGM	USD	109,415	GBP	85,000	04/25/2024	2,124
CGM	USD	3,403	JPY	496,485	04/26/2024	108
CGM	USD	3,018	JPY	448,800	05/13/2024	32
CGM	USD	6,311	JPY	936,190	05/28/2024	66
CGM	USD	2,971	NZD	4,924	04/05/2024	29
CGM	USD	2,694	SEK	28,363	04/02/2024	44
MEL	USD	4,391	AUD	6,754	04/11/2024	(11)
MEL	USD	6,888	AUD	10,570	04/12/2024	(3)
MEL	USD	15,003	AUD	22,876	04/18/2024	88
MEL	USD	6,903	CHF	6,260	04/03/2024	(43)
MEL	USD	175,507	CHF	148,000	04/10/2024	11,164
MEL	USD	24,870	EUR	22,995	04/03/2024	56
MEL	USD	3,905	EUR	3,610	04/04/2024	9
MEL	USD	4,621	EUR	4,263	04/05/2024	20
MEL	USD	4,157	EUR	3,843	04/09/2024	9
MEL	USD	9,314	EUR	8,568	05/10/2024	56
MEL	USD	18,314	GBP	14,473	04/03/2024	46
MEL	USD	53,391	GBP	41,960	04/18/2024	428
MEL	USD	15,391	GBP	12,023	04/29/2024	215
MEL	USD	2,934	GBP	2,292	04/30/2024	41
MEL	USD	32,248	GBP	25,376	05/02/2024	216
MEL	USD	5,438	GBP	4,248	05/03/2024	76
MEL	USD	5,765	GBP	4,503	05/16/2024	80
MEL	USD	1,727	HKD	13,500	04/26/2024	1
MEL	USD	714	ILS	2,599	04/04/2024	7
MEL	USD	1,393	ILS	5,110	04/11/2024	2
MEL	USD	20,208	JPY	3,000,000	05/16/2024	237
MEL	USD	50,286	JPY	7,538,055	05/28/2024	5
MEL	USD	53,595	JPY	8,030,558	05/31/2024	7
MEL	USD	31,433	JPY	4,706,271	06/05/2024	5
MEL	USD	47,354	JPY	7,088,957	06/06/2024	8
MEL	USD	2,674	JPY	400,180	06/07/2024	1
MEL	USD	8,091	JPY	1,210,570	06/10/2024	2
MEL	USD	3,037	JPY	446,250	06/17/2024	52
MEL	USD	10,379	JPY	1,550,485	06/20/2024	3
MEL	USD	13,500	JPY	2,016,514	06/21/2024	4
MEL	USD	64,593	JPY	9,643,887	06/24/2024	20
MEL	USD	77,448	JPY	11,559,914	06/26/2024	25
MEL	USD	32,690	JPY	4,878,575	06/27/2024	10
MEL	USD	28,167	JPY	4,202,995	06/28/2024	9
MEL	USD	134,437	JPY	20,049,937	07/01/2024	51
MEL	USD	3,351	JPY	498,525	07/19/2024	1
MEL	USD	2,310	NOK	24,640	04/05/2024	40
MEL	USD	23,533	SEK	248,971	04/04/2024	268
MEL	USD	50,632	SEK	537,622	04/05/2024	392
					Net Appreciation	$16,701
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Summary of Investments by Country as of March 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$140,857,708	21.79%
United Kingdom	80,613,369	12.47
Switzerland	69,619,279	10.77
France	63,746,063	9.86
Germany	58,493,861	9.05
Australia	45,506,610	7.04
Netherlands	29,497,131	4.56
Denmark	23,602,475	3.65
Spain	19,166,266	2.97
Sweden	17,729,302	2.74
Italy	15,224,977	2.36
Israel	11,890,198	1.84
Ireland	11,134,483	1.72
Hong Kong	9,619,716	1.49
Finland	7,374,153	1.14
Singapore	7,211,562	1.12
United States	6,046,029	0.94
Canada	5,929,072	0.92
Norway	5,317,410	0.82
Belgium	4,375,802	0.68
Austria	3,733,924	0.58
Uruguay	3,023,920	0.47
Indonesia	2,203,367	0.34
Portugal	1,062,108	0.16
Jordan	1,001,124	0.15
New Zealand	760,387	0.12
South Africa	635,324	0.10
Luxembourg	622,647	0.10
Chile	194,604	0.03
Macau	113,978	0.02
United Arab Emirates	19	0.00
Total	$646,306,868	100.00%
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.39%
1,876	Air Products & Chemicals Inc	$ 454,499
991	Albemarle Corp	130,554
9,036	Ashland Inc	879,835
14,961	Cabot Corp	1,379,404
828	Celanese Corp	142,300
1,673	CF Industries Holdings Inc	139,210
5,758	Dow Inc	333,561
23,047	DuPont de Nemours Inc	1,767,014
12,083	Eastman Chemical Co	1,210,958
2,136	Ecolab Inc	493,202
101,157	Ecovyst Inc(a)	1,127,901
1,248	FMC Corp	79,498
72,219	Freeport-McMoRan Inc	3,395,737
7,897	Hawkins Inc	606,490
2,141	International Flavors & Fragrances Inc	184,105
2,857	International Paper Co	111,480
4,018	Linde PLC	1,865,638
2,290	LyondellBasell Industries NV Class A	234,221
2,744	Mosaic Co	89,070
9,761	Newmont Corp	349,834
2,058	Nucor Corp	407,278
11,528	PPG Industries Inc	1,670,407
1,987	Sherwin-Williams Co	690,145
1,300	Steel Dynamics Inc	192,699
		17,935,040
Communications — 10.88%
5,194	Airbnb Inc Class A(a)	856,802
49,183	Alphabet Inc Class A(a)	7,423,190
58,624	Alphabet Inc Class C(a)	8,926,090
104,858	Amazon.com Inc(a)	18,914,286
4,146	Arista Networks Inc(a)	1,202,257
58,668	AT&T Inc	1,032,557
436	Booking Holdings Inc	1,581,756
1,457	Cable One Inc	616,500
1,096	CDW Corp	280,335
4,718	Charter Communications Inc Class A(a)	1,371,192
33,781	Cisco Systems Inc	1,686,010
58,133	Comcast Corp Class A	2,520,066
6,650	Corning Inc	219,184
4,267	DoorDash Inc Class A(a)	587,651
4,188	eBay Inc	221,043
856	Etsy Inc(a)	58,824
1,198	Expedia Group Inc(a)	165,025
446	F5 Inc(a)	84,557
340	FactSet Research Systems Inc	154,493
1,639	Fox Corp Class A	51,252
1,481	Fox Corp Class B	42,386
5,273	Gen Digital Inc	118,115
3,122	Interpublic Group of Cos Inc	101,871
2,430	Juniper Networks Inc	90,056
2,596	Match Group Inc(a)	94,183
555	MercadoLibre Inc(a)	839,138
27,471	Meta Platforms Inc Class A	13,339,368
Shares		Fair Value
Communications — (continued)
1,373	Motorola Solutions Inc	$ 487,388
7,022	Netflix Inc(a)	4,264,671
3,456	News Corp Class A	90,478
1,336	News Corp Class B	36,152
1,732	Omnicom Group Inc	167,588
3,853	Palo Alto Networks Inc(a)	1,094,753
5,146	Paramount Global Class B	60,568
11,973	Shopify Inc Class A(a)	923,956
1,574	Spotify Technology SA(a)	415,379
16,646	T-Mobile US Inc	2,716,960
2,966	Trade Desk Inc Class A(a)	259,288
37,798	Uber Technologies Inc(a)	2,910,068
36,410	United States Cellular Corp(a)	1,328,965
761	VeriSign Inc(a)	144,217
34,842	Verizon Communications Inc	1,461,970
73,908	Viavi Solutions Inc(a)	671,824
15,445	Walt Disney Co	1,889,850
19,212	Warner Bros Discovery Inc(a)	167,721
		81,669,983
Consumer, Cyclical — 9.48%
15,921	Academy Sports & Outdoors Inc	1,075,304
15,618	Allison Transmission Holdings Inc	1,267,557
5,950	American Airlines Group Inc(a)	91,333
2,527	Aptiv PLC(a)	201,276
27,731	Atlanta Braves Holdings Inc Class C(a)	1,083,173
339	AutoZone Inc(a)	1,068,409
1,696	Bath & Body Works Inc	84,834
16,512	Beacon Roofing Supply Inc(a)	1,618,506
1,670	Best Buy Co Inc	136,990
13,205	BJ's Wholesale Club Holdings Inc(a)	998,958
8,102	Boot Barn Holdings Inc(a)(b)	770,905
1,922	BorgWarner Inc	66,770
13,533	Brunswick Corp	1,306,205
2,111	Caesars Entertainment Inc(a)	92,335
1,487	CarMax Inc(a)	129,533
8,262	Carnival Corp(a)	135,001
559	Chipotle Mexican Grill Inc(a)	1,624,884
10,223	Churchill Downs Inc	1,265,096
7,263	Copart Inc(a)	420,673
3,703	Costco Wholesale Corp	2,712,929
11,904	Crocs Inc(a)	1,711,795
1,174	Cummins Inc	345,919
1,063	Darden Restaurants Inc	177,680
219	Deckers Outdoor Corp(a)	206,136
5,170	Delta Air Lines Inc	247,488
1,934	Dollar General Corp	301,820
1,674	Dollar Tree Inc(a)	222,893
289	Domino's Pizza Inc	143,598
8,526	DR Horton Inc	1,402,953
4,634	Fastenal Co	357,467
32,094	Ford Motor Co	426,208
92,280	Garrett Motion Inc(a)	917,263
71,971	General Motors Co	3,263,885

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,203	Genuine Parts Co	$ 186,381
1,162	Hasbro Inc	65,676
10,303	Hilton Worldwide Holdings Inc	2,197,733
8,306	Home Depot Inc	3,186,182
18,694	KB Home	1,325,031
2,805	Las Vegas Sands Corp	145,019
2,026	Lennar Corp Class A	348,431
1,161	Live Nation Entertainment Inc(a)	122,799
2,252	LKQ Corp	120,279
6,533	Lowe's Cos Inc	1,664,151
959	Lululemon Athletica Inc(a)	374,633
5,725	Marriott International Inc Class A	1,444,475
6,054	McDonald's Corp	1,706,925
1,961	MGM Resorts International(a)	92,579
79,453	MRC Global Inc(a)	998,724
9,998	NIKE Inc Class B	939,612
3,849	Norwegian Cruise Line Holdings Ltd(a)	80,559
29	NVR Inc(a)	234,899
1,848	O'Reilly Automotive Inc(a)	2,086,170
4,372	PACCAR Inc	541,647
327	Pool Corp	131,945
38,165	PulteGroup Inc	4,603,462
239	Ralph Lauren Corp	44,875
2,858	Ross Stores Inc	419,440
2,092	Royal Caribbean Cruises Ltd(a)	290,809
15,121	Skyline Champion Corp(a)	1,285,436
45,648	Southwest Airlines Co	1,332,465
12,592	Starbucks Corp	1,150,783
1,841	Tapestry Inc	87,411
15,189	Target Corp	2,691,643
26,831	Tesla Inc(a)	4,716,622
9,402	TJX Cos Inc	953,551
875	Tractor Supply Co	229,005
428	Ulta Beauty Inc(a)	223,793
2,696	United Airlines Holdings Inc(a)	129,084
1,831	VF Corp	28,088
14,210	VSE Corp	1,136,800
24,299	Wabash National Corp	727,512
6,375	Walgreens Boots Alliance Inc	138,274
96,974	Walmart Inc	5,834,926
882	WW Grainger Inc	897,259
706	Wynn Resorts Ltd	72,174
2,272	Yum! Brands Inc	315,013
		71,178,051
Consumer, Non-Cyclical — 19.30%
14,437	Abbott Laboratories	1,640,909
26,485	AbbVie Inc	4,822,919
2,373	Agilent Technologies Inc	345,295
141,930	Alight Inc Class A(a)	1,398,011
1,219	Align Technology Inc(a)	399,734
33,825	Alkermes PLC(a)	915,643
29,760	Alta Equipment Group Inc	385,392
15,098	Altria Group Inc	658,575
4,413	Amgen Inc	1,254,704
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
26,529	Andersons Inc	$ 1,521,969
16,748	ANI Pharmaceuticals Inc(a)	1,157,789
4,476	Archer-Daniels-Midland Co	281,138
28,591	AstraZeneca PLC Sponsored ADR	1,937,040
3,353	Automatic Data Processing Inc	837,378
644	Avery Dennison Corp	143,773
4,389	Baxter International Inc	187,586
2,468	Becton Dickinson & Co	610,707
22,880	BellRing Brands Inc(a)	1,350,606
1,201	Biogen Inc(a)	258,972
158	Bio-Rad Laboratories Inc Class A(a)	54,647
1,272	Bio-Techne Corp	89,536
2,227	Block Inc(a)	188,360
35,224	Boston Scientific Corp(a)	2,412,492
17,105	Bristol-Myers Squibb Co	927,604
1,319	Brown-Forman Corp Class B	68,087
1,301	Bunge Global SA	133,379
1,765	Campbell Soup Co	78,454
2,048	Cardinal Health Inc	229,171
1,498	Catalent Inc(a)	84,562
9,093	Celsius Holdings Inc(a)	753,992
1,330	Cencora Inc	323,177
4,514	Centene Corp(a)	354,259
343	Charles River Laboratories International Inc(a)	92,936
2,152	Church & Dwight Co Inc	224,475
9,648	Cigna Group	3,504,057
717	Cintas Corp	492,601
1,103	Clorox Co	168,880
91,728	Coca-Cola Co	5,611,919
6,976	Colgate-Palmolive Co	628,189
10,593	Colliers International Group Inc	1,294,782
4,000	Conagra Brands Inc	118,560
10,676	CONMED Corp	854,934
1,342	Constellation Brands Inc Class A	364,702
631	Corpay Inc(a)	194,689
42,750	Corteva Inc	2,465,392
3,261	CoStar Group Inc(a)	315,013
78,037	Custom Truck One Source Inc(a)	454,175
10,604	CVS Health Corp	845,775
5,416	Danaher Corp	1,352,484
395	DaVita Inc(a)	54,530
1,625	DENTSPLY SIRONA Inc	53,934
3,119	Dexcom Inc(a)	432,605
7,785	Edwards Lifesciences Corp(a)	743,935
1,932	Elevance Health Inc	1,001,819
11,634	Eli Lilly & Co	9,050,786
4,975	Embecta Corp	66,018
1,096	Equifax Inc	293,202
1,866	Estee Lauder Cos Inc Class A	287,644
10,469	Euronet Worldwide Inc(a)	1,150,857
3,705	Exact Sciences Corp(a)	255,867
649	Gartner Inc(a)	309,359
3,481	GE HealthCare Technologies Inc	316,458

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,844	General Mills Inc	$ 338,935
10,600	Gilead Sciences Inc	776,450
2,130	Global Payments Inc	284,696
2,612	Haemonetics Corp(a)	222,934
1,817	HCA Healthcare Inc	606,024
1,204	Henry Schein Inc(a)	90,926
8,543	Herc Holdings Inc	1,437,787
1,209	Hershey Co	235,150
2,130	Hologic Inc(a)	166,055
2,133	Hormel Foods Corp	74,420
1,048	Humana Inc	363,363
682	IDEXX Laboratories Inc(a)	368,232
1,359	Illumina Inc(a)	186,618
1,722	Incyte Corp(a)	98,102
29,284	Inmode Ltd(a)	632,827
647	Insulet Corp(a)	110,896
4,441	Intuitive Surgical Inc(a)	1,772,359
1,501	IQVIA Holdings Inc(a)	379,588
3,330	J & J Snack Foods Corp	481,385
836	J M Smucker Co	105,227
19,773	John Wiley & Sons Inc Class A	753,944
20,092	Johnson & Johnson	3,178,354
2,211	Kellanova	126,668
52,049	Kenvue Inc	1,116,972
8,991	Keurig Dr Pepper Inc	275,754
2,843	Kimberly-Clark Corp	367,742
17,850	Korn Ferry	1,173,816
6,407	Kraft Heinz Co	236,418
5,455	Kroger Co	311,644
671	Laboratory Corp of America Holdings	146,587
1,211	Lamb Weston Holdings Inc	129,008
15,264	Lantheus Holdings Inc(a)	950,031
302	MarketAxess Holdings Inc	66,213
1,915	McCormick & Co Inc	147,091
8,710	McKesson Corp	4,675,964
10,886	Medtronic PLC	948,715
42,104	Merck & Co Inc	5,555,623
2,583	Moderna Inc(a)	275,244
514	Molina Healthcare Inc(a)	211,167
1,520	Molson Coors Beverage Co Class B	102,220
11,062	Mondelez International Inc Class A	774,340
8,600	Monster Beverage Corp(a)	509,808
1,306	Moody's Corp	513,297
56,097	Nomad Foods Ltd	1,097,257
34,666	Option Care Health Inc(a)	1,162,698
35,973	Pacira BioSciences Inc(a)	1,051,131
8,672	PayPal Holdings Inc(a)	580,937
11,472	PepsiCo Inc	2,007,715
46,696	Pfizer Inc	1,295,814
34,233	Philip Morris International Inc	3,136,427
9,289	Post Holdings Inc(a)	987,235
40,702	Procter & Gamble Co	6,603,899
32,410	Quanex Building Products Corp	1,245,516
2,819	Quanta Services Inc	732,376
948	Quest Diagnostics Inc	126,188
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,671	Regeneron Pharmaceuticals Inc(a)	$ 5,458,281
1,314	ResMed Inc	260,211
1,033	Revvity Inc	108,465
985	Robert Half Inc	78,091
2,240	Rollins Inc	103,645
2,644	S&P Global Inc	1,124,890
12,694	Sanofi SA	1,234,933
12,749	Spectrum Brands Holdings Inc	1,134,788
882	STERIS PLC	198,291
2,772	Stryker Corp	992,016
32,437	Supernus Pharmaceuticals Inc(a)	1,106,426
4,078	Sysco Corp	331,052
449	Teleflex Inc	101,550
19,643	Tenet Healthcare Corp(a)	2,064,676
1,712	The Cooper Cos Inc	173,700
7,671	Thermo Fisher Scientific Inc	4,458,462
2,401	Tyson Foods Inc Class A	141,011
5,354	UFP Technologies Inc(a)	1,350,279
3,057	United Rentals Inc	2,204,433
5,202	United Therapeutics Corp(a)	1,195,003
10,697	UnitedHealth Group Inc	5,291,806
572	Universal Health Services Inc Class B	104,367
23,374	V2X Inc(a)	1,091,800
1,179	Verisk Analytics Inc	277,926
2,106	Vertex Pharmaceuticals Inc(a)	880,329
30,967	Vestis Corp	596,734
9,742	Viatris Inc	116,319
523	Waters Corp(a)	180,032
654	West Pharmaceutical Services Inc	258,794
5,177	WEX Inc(a)	1,229,693
1,868	Zimmer Biomet Holdings Inc	246,539
3,917	Zoetis Inc	662,796
		144,869,562
Energy — 5.77%
45,180	Antero Resources Corp(a)	1,310,220
2,576	APA Corp	88,563
8,282	Baker Hughes Co	277,447
23,690	California Resources Corp	1,305,319
32,786	ChampionX Corp	1,176,690
679	Cheniere Energy Inc	109,509
14,473	Chevron Corp	2,282,971
31,686	ConocoPhillips	4,032,994
6,769	Coterra Energy Inc	188,720
34,233	Delek US Holdings Inc	1,052,322
5,094	Devon Energy Corp	255,617
1,466	Diamondback Energy Inc	290,517
1,218	Enphase Energy Inc(a)	147,354
4,953	EOG Resources Inc	633,191
3,223	EQT Corp	119,477
73,946	Exxon Mobil Corp	8,595,483
926	First Solar Inc(a)	156,309
7,452	Halliburton Co	293,758
2,265	Hess Corp	345,730

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
15,544	Kinder Morgan Inc	$ 285,077
130,446	Kosmos Energy Ltd(a)	777,458
5,388	Marathon Oil Corp	152,696
3,138	Marathon Petroleum Corp	632,307
92,862	Newpark Resources Inc(a)	670,464
40,443	Noble Corp PLC	1,961,081
52,400	Northern Oil & Gas Inc	2,079,232
5,411	Occidental Petroleum Corp	351,661
4,869	ONEOK Inc	390,348
3,703	Phillips 66	604,848
1,961	Pioneer Natural Resources Co	514,762
12,092	Schlumberger NV	662,762
63,090	Shell PLC(a)	2,092,893
2,000	Targa Resources Corp	223,980
25,359	Tidewater Inc(a)	2,333,028
15,086	Valero Energy Corp	2,575,029
34,525	Weatherford International PLC(a)	3,984,875
9,665	Williams Cos Inc	376,645
		43,331,337
Financial — 14.74%
4,437	Aflac Inc	380,961
16,723	Agree Realty Corp REIT	955,218
1,391	Alexandria Real Estate Equities Inc REIT	179,314
2,112	Allstate Corp	365,397
4,834	American Express Co	1,100,653
33,060	American International Group Inc	2,584,300
8,851	American Tower Corp REIT	1,748,869
830	Ameriprise Financial Inc	363,905
28,665	Ameris Bancorp	1,386,813
1,719	Aon PLC Class A	573,665
16,767	Apollo Global Management Inc	1,885,449
2,973	Arch Capital Group Ltd(a)	274,824
1,789	Arthur J Gallagher & Co	447,322
527	Assurant Inc	99,202
1,269	AvalonBay Communities Inc REIT	235,476
50,493	AXA SA	1,896,311
155,776	Bank of America Corp	5,907,026
6,300	Bank of New York Mellon Corp	363,006
15,185	Berkshire Hathaway Inc Class B(a)	6,385,596
1,147	BlackRock Inc	956,254
9,769	Blackstone Inc	1,283,353
1,327	Boston Properties Inc REIT	86,666
1,799	Brown & Brown Inc	157,484
43,260	Cadence Bank	1,254,540
726	Camden Property Trust REIT	71,438
15,031	Capital One Financial Corp	2,237,966
921	Cboe Global Markets Inc	169,215
2,500	CBRE Group Inc Class A(a)	243,100
49,084	Charles Schwab Corp	3,550,737
3,396	Chubb Ltd	880,005
1,401	Cincinnati Financial Corp	173,962
81,445	Citigroup Inc	5,150,582
Shares		Fair Value
Financial — (continued)
3,980	Citizens Financial Group Inc	$ 144,434
3,060	CME Group Inc	658,787
972	Comerica Inc	53,450
3,619	Crown Castle Inc REIT	382,999
2,501	Digital Realty Trust Inc REIT	360,244
2,233	Discover Financial Services	292,724
24,002	Employers Holdings Inc	1,089,451
3,184	Enstar Group Ltd(a)	989,460
793	Equinix Inc REIT	654,487
53,307	Equity Commonwealth REIT(a)	1,006,436
2,971	Equity Residential REIT	187,500
546	Essex Property Trust Inc REIT	133,666
365	Everest Group Ltd	145,087
1,708	Extra Space Storage Inc REIT	251,076
10,288	Federal Agricultural Mortgage Corp Class C	2,025,501
680	Federal Realty Investment Trust REIT	69,442
5,152	Fifth Third Bancorp	191,706
2,164	Franklin Resources Inc	60,830
27,141	Gaming & Leisure Properties Inc REIT	1,250,386
644	Globe Life Inc	74,942
9,871	Goldman Sachs Group Inc	4,123,018
2,480	Hartford Financial Services Group Inc	255,564
5,416	Healthpeak Properties Inc REIT	101,550
69,487	Home BancShares Inc	1,707,296
61,237	Hope Bancorp Inc	704,838
5,466	Host Hotels & Resorts Inc REIT	113,037
11,705	Huntington Bancshares Inc	163,285
4,834	Intercontinental Exchange Inc	664,337
47,381	International Money Express Inc(a)	1,081,708
3,111	Invesco Ltd	51,611
4,901	Invitation Homes Inc REIT	174,525
2,608	Iron Mountain Inc REIT	209,188
32,566	JPMorgan Chase & Co	6,522,970
17,829	Kemper Corp	1,103,972
7,997	KeyCorp	126,433
4,307	Kimco Realty Corp REIT	84,460
3,767	KKR & Co Inc	378,885
1,596	Loews Corp	124,951
1,429	M&T Bank Corp	207,834
4,023	Marsh & McLennan Cos Inc	828,657
10,812	Mastercard Inc Class A	5,206,735
9,734	McGrath RentCorp	1,200,884
5,261	MetLife Inc	389,893
875	Mid-America Apartment Communities Inc REIT	115,132
10,572	Morgan Stanley	995,459
2,945	Nasdaq Inc	185,829
1,786	Northern Trust Corp	158,811
17,277	Pinnacle Financial Partners Inc	1,483,749
17,441	PNC Financial Services Group Inc	2,818,466
19,364	Popular Inc	1,705,775

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
24,504	Postal Realty Trust Inc Class A REIT	$ 350,897
1,988	Principal Financial Group Inc	171,584
4,799	Progressive Corp	992,529
7,571	Prologis Inc REIT	985,896
19,604	Prosperity Bancshares Inc	1,289,551
2,950	Prudential Financial Inc	346,330
1,381	Public Storage REIT	400,573
1,658	Raymond James Financial Inc	212,920
7,160	Realty Income Corp REIT	387,356
1,103	Regency Centers Corp REIT	66,798
7,526	Regions Financial Corp	158,347
930	SBA Communications Corp REIT	201,531
2,683	Simon Property Group Inc REIT	419,863
17,207	SouthState Corp	1,463,111
35,757	STAG Industrial Inc REIT	1,374,499
15,110	State Street Corp	1,168,305
17,801	Stifel Financial Corp	1,391,504
3,703	Synchrony Financial	159,673
2,005	T Rowe Price Group Inc	244,450
1,899	Travelers Cos Inc	437,036
11,056	Truist Financial Corp	430,963
2,109	UDR Inc REIT	78,898
12,960	US Bancorp	579,312
3,520	Ventas Inc REIT	153,261
9,058	VICI Properties Inc REIT	269,838
13,201	Visa Inc Class A	3,684,135
38,603	Vornado Realty Trust REIT	1,110,608
1,707	W R Berkley Corp	150,967
29,901	Wells Fargo & Co	1,733,062
4,788	Welltower Inc REIT	447,391
6,532	Weyerhaeuser Co REIT	234,564
909	Willis Towers Watson PLC	249,975
19,709	Wintrust Financial Corp	2,057,422
20,652	WSFS Financial Corp	932,231
		110,695,449
Industrial — 11.02%
4,571	3M Co	484,846
930	A O Smith Corp	83,198
12,067	Albany International Corp Class A	1,128,385
677	Allegion PLC	91,199
12,475	Amcor PLC	118,637
1,870	AMETEK Inc	342,023
10,375	Amphenol Corp Class A	1,196,756
18,041	Arcosa Inc	1,549,000
6,651	Atkore Inc	1,266,084
34,900	Atmus Filtration Technologies Inc(a)	1,125,525
603	Axon Enterprise Inc(a)	188,667
20,290	Ball Corp	1,366,734
16,162	Bel Fuse Inc Class B	974,730
4,824	Boeing Co(a)	930,984
1,076	Builders FirstSource Inc(a)	224,400
6,887	Carrier Global Corp	400,341
Shares		Fair Value
Industrial — (continued)
4,208	Caterpillar Inc	$ 1,541,937
39,477	CECO Environmental Corp(a)	908,761
996	CH Robinson Worldwide Inc	75,835
5,893	Clean Harbors Inc(a)	1,186,320
21,528	Columbus McKinnon Corp	960,795
27,346	CRH PLC	2,358,866
2,725	CSW Industrials Inc	639,285
16,920	CSX Corp	627,224
2,648	Deere & Co	1,087,640
1,212	Dover Corp	214,754
7,552	Eaton Corp PLC	2,361,359
4,776	Emerson Electric Co	541,694
1,249	Expeditors International of Washington Inc	151,841
11,648	FedEx Corp	3,374,892
3,110	Fortive Corp	267,522
1,297	Garmin Ltd	193,084
56,649	Genco Shipping & Trading Ltd	1,151,674
545	Generac Holdings Inc(a)	68,746
1,896	General Dynamics Corp	535,601
9,189	General Electric Co	1,612,945
21,605	Griffon Corp	1,584,511
12,483	Honeywell International Inc	2,562,136
3,499	Howmet Aerospace Inc	239,437
473	Hubbell Inc	196,319
307	Huntington Ingalls Industries Inc	89,481
669	IDEX Corp	163,249
2,324	Illinois Tool Works Inc	623,599
28,033	Ingersoll Rand Inc	2,661,733
20,863	International Seaways Inc	1,109,912
3,689	Jabil Inc	494,142
1,112	Jacobs Solutions Inc	170,948
77,050	Janus International Group Inc(a)	1,165,767
726	JB Hunt Transport Services Inc	144,656
26,884	Johnson Controls International PLC	1,756,063
6,209	Kadant Inc	2,037,173
1,427	Keysight Technologies Inc(a)	223,154
23,872	Knife River Corp(a)	1,935,542
1,529	L3Harris Technologies Inc	325,830
47,149	Leonardo DRS Inc(a)	1,041,521
3,737	Littelfuse Inc	905,662
1,825	Lockheed Martin Corp	830,138
506	Martin Marietta Materials Inc	310,654
1,833	Masco Corp	144,587
51,011	MDU Resources Group Inc	1,285,477
24,032	Mercury Systems Inc(a)	708,944
177	Mettler-Toledo International Inc(a)	235,638
378	Mohawk Industries Inc(a)	49,476
15,735	Moog Inc Class A	2,512,093
419	Nordson Corp	115,032
1,851	Norfolk Southern Corp	471,764
5,881	Northrop Grumman Corp	2,814,999
1,476	Old Dominion Freight Line Inc	323,702
3,317	Otis Worldwide Corp	329,279
788	Packaging Corp of America	149,547

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,062	Parker-Hannifin Corp	$ 590,249
1,553	Pentair PLC	132,688
46,619	Pure Cycle Corp(a)	442,881
1,703	Republic Services Inc	326,022
921	Rockwell Automation Inc	268,315
32,858	RTX Corp	3,204,641
444	Snap-on Inc	131,522
1,266	Stanley Black & Decker Inc	123,979
14,040	TD SYNNEX Corp	1,587,924
2,613	TE Connectivity Ltd	379,512
400	Teledyne Technologies Inc(a)	171,728
1,767	Textron Inc	169,508
4,533	Trane Technologies PLC	1,360,807
1,292	TransDigm Group Inc	1,591,227
2,098	Trimble Inc(a)	135,027
81,286	TTM Technologies Inc(a)	1,272,126
13,476	UFP Industries Inc	1,657,683
5,150	Union Pacific Corp	1,266,540
6,056	United Parcel Service Inc Class B	900,103
4,893	Veralto Corp	433,813
88,669	Vontier Corp	4,022,026
1,094	Vulcan Materials Co	298,575
3,100	Waste Management Inc	660,765
1,577	Westinghouse Air Brake Technologies Corp	229,737
2,023	Westrock Co	100,037
1,956	Xylem Inc	252,793
		82,754,677
Technology — 20.43%
5,201	Accenture PLC Class A	1,802,719
4,889	Adobe Inc(a)	2,466,989
22,748	Advanced Micro Devices Inc(a)	4,105,787
1,333	Akamai Technologies Inc(a)	144,977
4,071	Analog Devices Inc	805,203
775	ANSYS Inc(a)	269,049
136,801	Apple Inc	23,458,636
6,868	Applied Materials Inc	1,416,388
283	ASML Holding NV	274,643
1,732	Autodesk Inc(a)	451,047
5,256	Broadcom Inc	6,966,355
1,038	Broadridge Financial Solutions Inc	212,645
2,302	Cadence Design Systems Inc(a)	716,567
6,678	Cognizant Technology Solutions Corp Class A	489,431
9,844	Concentrix Corp	651,870
19,640	Crane NXT Co	1,215,716
1,264	Dayforce Inc(a)	83,689
1,976	Electronic Arts Inc	262,156
504	EPAM Systems Inc(a)	139,185
217	Fair Isaac Corp(a)	271,165
4,933	Fidelity National Information Services Inc	365,930
5,018	Fiserv Inc(a)	801,977
5,419	Fortinet Inc(a)	370,172
Shares		Fair Value
Technology — (continued)
25,234	HashiCorp Inc Class A(a)	$ 680,056
11,543	Hewlett Packard Enterprise Co	204,657
7,754	HP Inc	234,326
682	HubSpot Inc(a)	427,314
35,632	Intel Corp	1,573,865
7,699	International Business Machines Corp	1,470,201
3,484	Intuit Inc	2,264,600
505	Jack Henry & Associates Inc	87,734
1,102	KLA Corp	769,824
1,986	Lam Research Corp	1,929,538
1,146	Leidos Holdings Inc	150,229
4,469	Microchip Technology Inc	400,914
9,319	Micron Technology Inc	1,098,617
91,287	Microsoft Corp	38,406,267
11,438	MKS Instruments Inc	1,521,254
601	MongoDB Inc(a)	215,543
391	Monolithic Power Systems Inc	264,871
661	MSCI Inc	370,457
29,323	NCR Atleos Corp(a)	579,129
1,640	NetApp Inc	172,151
26,929	NVIDIA Corp	24,331,968
7,103	NXP Semiconductors NV	1,759,910
3,592	ON Semiconductor Corp(a)	264,192
51,492	Oracle Corp	6,467,910
2,660	Paychex Inc	326,648
412	Paycom Software Inc	81,992
1,020	PTC Inc(a)	192,719
904	Qorvo Inc(a)	103,806
29,269	QUALCOMM Inc	4,955,242
18,960	Rambus Inc(a)	1,171,918
891	Roper Technologies Inc	499,708
12,175	Salesforce Inc	3,666,867
1,617	Seagate Technology Holdings PLC	150,462
46,911	Semtech Corp(a)	1,289,583
2,787	ServiceNow Inc(a)	2,124,809
1,417	Skyworks Solutions Inc	153,489
403	Super Micro Computer Inc(a)	407,042
2,916	Synopsys Inc(a)	1,666,494
4,593	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	624,878
1,356	Take-Two Interactive Software Inc(a)	201,352
1,360	Teradyne Inc	153,449
7,478	Texas Instruments Inc	1,302,742
375	Tyler Technologies Inc(a)	159,379
2,848	Western Digital Corp(a)	194,348
1,602	Workday Inc Class A(a)	436,945
394	Zebra Technologies Corp Class A(a)	118,767
		153,370,462
Utilities — 2.39%
6,149	AES Corp	110,252
14,539	ALLETE Inc	867,106
2,100	Alliant Energy Corp	105,840

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
21,861	Ameren Corp	$ 1,616,840
4,288	American Electric Power Co Inc	369,197
1,739	American Water Works Co Inc	212,523
1,324	Atmos Energy Corp	157,384
5,399	CenterPoint Energy Inc	153,817
2,607	CMS Energy Corp	157,306
2,800	Consolidated Edison Inc	254,268
14,988	Constellation Energy Corp	2,770,532
6,824	Dominion Energy Inc	335,673
1,763	DTE Energy Co	197,703
6,546	Duke Energy Corp	633,064
3,425	Edison International	242,250
1,850	Entergy Corp	195,508
2,168	Evergy Inc	115,728
2,964	Eversource Energy	177,158
39,656	Exelon Corp	1,489,876
4,457	FirstEnergy Corp	172,129
16,883	NextEra Energy Inc	1,078,992
2,857	NiSource Inc	79,025
44,623	NRG Energy Inc	3,020,531
17,017	PG&E Corp	285,205
1,122	Pinnacle West Capital Corp	83,847
5,730	PPL Corp	157,747
3,964	Public Service Enterprise Group Inc	264,716
4,999	Sempra	359,078
9,279	Southern Co	665,675
11,742	Talen Energy Corp(a)(b)	1,107,858
2,820	WEC Energy Group Inc	231,578
4,448	Xcel Energy Inc	239,080
		17,907,486
TOTAL COMMON STOCK — 96.40% (Cost $580,678,069)		$723,712,047
EXCHANGE TRADED FUNDS
13,594	iShares Russell 1000 Value ETF	2,434,821
71,000	Vanguard Russell 2000 ETF	6,039,260

TOTAL EXCHANGE TRADED FUNDS — 1.13% (Cost $8,352,180)		$8,474,081
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.29%
$2,216,900	U.S. Treasury Bills(c) 5.31%, 05/23/2024	$ 2,199,067
Repurchase Agreements — 0.16%
221,854	Repurchase agreement (principal amount/value $221,847 with a maturity value of $221,978) with HSBC Securities (USA) Inc, 5.32%, dated 3/28/24 to be repurchased at $221,854 on 4/1/24 collateralized by U.S. Treasury securities, 0.63% - 4.00%, 2/15/25 - 2/15/48, with a value of $226,284.(d)	221,854
1,000,029	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $1,000,029 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(d)	1,000,029
		1,221,883
TOTAL SHORT TERM INVESTMENTS — 0.45% (Cost $3,420,950)		$3,420,950
TOTAL INVESTMENTS — 97.98% (Cost $592,451,199)		$735,607,078
OTHER ASSETS & LIABILITIES, NET — 2.02%		$15,128,967
TOTAL NET ASSETS — 100.00%		$750,736,045

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	18	USD	4,778	Jun 2024	$95,995
				Net Appreciation	$95,995
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	346,828	EUR	318,300	06/20/2024	$2,266
BB	USD	601,369	GBP	473,600	06/20/2024	3,390
CGM	USD	109	EUR	100	06/20/2024	1
CGM	USD	13,459	GBP	10,600	06/20/2024	75
GS	USD	31,234	GBP	24,600	06/20/2024	174
HSB	USD	1,094,476	EUR	1,005,100	06/20/2024	6,448
HSB	USD	218,497	GBP	172,100	06/20/2024	1,199
MS	USD	2,151,502	EUR	1,973,900	06/20/2024	14,742
RBS	USD	495,670	EUR	454,900	06/20/2024	3,237
RBS	USD	975,020	GBP	767,900	06/20/2024	5,450
SSB	USD	92,714	EUR	85,100	06/20/2024	593
SSB	USD	977,230	GBP	769,600	06/20/2024	5,514
TD	USD	408,930	EUR	375,300	06/20/2024	2,666
TD	USD	335,719	GBP	264,400	06/20/2024	1,881
UBS	USD	663,149	EUR	608,600	06/20/2024	4,335
WES	USD	496,581	GBP	391,100	06/20/2024	2,768
					Net Appreciation	$54,739
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 28, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 28, 2024

Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$159,634,700	$—	$159,634,700
Bank Loans	—	12,877,898	—	12,877,898
Corporate Bonds and Notes	—	530,134,833	—	530,134,833
Convertible Bonds	—	27,356,034	—	27,356,034
Foreign Government Bonds and Notes
Foreign Government Bonds and Notes	3,263,316	62,002,167	—	65,265,483
Mortgage-Backed Securities	—	502,128,896	—	502,128,896
U.S. Government Agency Bonds and Notes	—	34,598,463	—	34,598,463
U.S. Treasury Bonds and Notes	—	360,069,164	—	360,069,164
Common Stock	5,122,946	—	—	5,122,946
Convertible Preferred Stock
Consumer, Non-cyclical	—	331,304	—	331,304
Energy	18,992	—	—	18,992
Financial	1,707,176	—	—	1,707,176
	1,726,168	331,304	—	2,057,472
Short Term Investments	—	165,258,205	—	165,258,205
Total investments, at fair value:	10,112,430	1,854,391,664	—	1,864,504,094
Other Financial Investments:
Futures Contracts(a)	1,154,342	—	—	1,154,342
Total Assets	$11,266,772	$1,854,391,664	$—	$1,865,658,436
Liabilities
Other Financial Investments:
Futures Contracts(a)	$1,844,021	$—	$—	$1,844,021
Total Liabilities	$1,844,021	$0	$—	$1,844,021
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 28, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$15,816,719	$—	$15,816,719
Corporate Bonds and Notes	—	15,189,911	—	15,189,911
Mortgage-Backed Securities	—	24,532,879	—	24,532,879
U.S. Treasury Bonds and Notes	—	331,878,548	—	331,878,548
Short Term Investments	—	195,020	—	195,020
Total investments, at fair value:	0	387,613,077	—	387,613,077
Other Financial Investments:
Futures Contracts(a)	175,745	—	—	175,745
Interest Rate Swaps(a)	—	1,804,868	—	1,804,868
Total Assets	$175,745	$389,417,945	$—	$389,593,690
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(274,660)	$—	$—	$(274,660)
Interest Rate Swaps(a)	—	(1,383,718)	—	(1,383,718)
Total Liabilities	$(274,660)	$(1,383,718)	$—	$(1,658,378)
(a)	Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 28, 2024

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$163,850	$33,871,475	$—	$34,035,325
Communications	9,871,054	24,003,551	—	33,874,605
Consumer, Cyclical	1,785,850	101,004,122	—	102,789,972
Consumer, Non-cyclical	6,250,658	139,591,173	19	145,841,850
Diversified	102,564	—	—	102,564
Energy	—	31,085,055	—	31,085,055
Financial	1,103,022	128,685,377	—	129,788,399
Industrial	2,634,495	93,447,506	—	96,082,001
Technology	13,109,219	37,009,319	—	50,118,538
Utilities	773,207	12,403,954	—	13,177,161
	35,793,919	601,101,532	19	636,895,470
Preferred Stock	—	3,365,369	—	3,365,369
Exchange Traded Funds	2,795,100	—	—	2,795,100
Short Term Investments	—	3,250,929	—	3,250,929
Total investments, at fair value:	38,589,019	607,717,830	19	646,306,868
Other Financial Investments:
Forward Foreign Currency Contracts	—	16,759	—	16,759
Futures Contracts(a)	31,955	—	—	31,955
Total Assets	$38,620,974	$607,734,588	$19	$646,355,581
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts	—	(57)	—	(57)
Total Liabilities	$0	$(57)	$—	$(57)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 28, 2024

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$17,935,040	$—	$—	$17,935,040
Communications	81,669,983	—	—	81,669,983
Consumer, Cyclical	71,178,051	—	—	71,178,051
Consumer, Non-cyclical	143,634,629	1,234,933	—	144,869,562
Energy	41,238,444	2,092,893	—	43,331,337
Financial	108,799,138	1,896,311	—	110,695,449
Industrial	82,754,677	—	—	82,754,677
Technology	153,370,462	—	—	153,370,462
Utilities	17,907,486	—	—	17,907,486
	718,487,910	5,224,137	—	723,712,047
Exchange Traded Funds	8,474,081	—	—	8,474,081
Short Term Investments	—	3,420,950	—	3,420,950
Total investments, at fair value:	726,961,991	8,645,087	—	735,607,078
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	54,739	—	54,739
Futures Contracts(a)	95,995	—	—	95,995
Total Assets	$727,057,986	$8,699,826	$—	$735,757,812
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Empower Core Strategies: Flexible Bond Fund and Empower Core Strategies: Inflation-Protected Securities Fund may invest in securities known as To Be Announced (TBA) securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage-backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

March 28, 2024

Dollar Rolls
The Empower Core Strategies: Flexible Bond Fund and the Empower Core Strategies: Inflation-Protected Securities Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, these Funds are not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that these Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,779
Average short contracts	1,774
Average notional long	$508,913,270
Average notional short	$203,874,371
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	424
Average short contracts	159
Average notional long	$48,053,830
Average notional short	$19,871,141
Centrally Cleared Interest Rate Swaps:
Average notional amount	$269,170,000
Centrally Cleared Inflation Swaps:

March 28, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
Average notional amount	$4,605,000
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	58
Average notional long	$6,538,119
Forward Currency Exchange Contracts:
Average notional amount	$663,471
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	29
Average notional long	$7,227,172
Forward Currency Exchange Contracts:
Average notional amount	$8,523,720

March 28, 2024